UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 210 912-2100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Mutual Beacon Fund
Class A [TEBIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$53	1.01%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	476-STSR-0825

Franklin Mutual Beacon Fund
Class C [TEMEX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$93	1.76%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	576-STSR-0825

Franklin Mutual Beacon Fund
Class R
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$67	1.26%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	876-STSR-0825

Franklin Mutual Beacon Fund
Class R6 [FMBRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$38	0.72%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	376-STSR-0825

Franklin Mutual Beacon Fund
Class Z [BEGRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$40	0.76%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	76-STSR-0825

Franklin Mutual Global Discovery Fund
Class A [TEDIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$64	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	477-STSR-0825

Franklin Mutual Global Discovery Fund
Class C [TEDSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$104	1.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	577-STSR-0825

Franklin Mutual Global Discovery Fund
Class R [TEDRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$77	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	877-STSR-0825

Franklin Mutual Global Discovery Fund
Class R6 [FMDRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$47	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	377-STSR-0825

Franklin Mutual Global Discovery Fund
Class Z [MDISX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z1	$51	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	77-STSR-0825

Franklin Mutual International Value Fund
Class A [TEMIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$68	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	478-STSR-0825

Franklin Mutual International Value Fund
Class C [TEURX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$110	1.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	578-STSR-0825

Franklin Mutual International Value Fund
Class R [FMURX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$82	1.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	878-STSR-0825

Franklin Mutual International Value Fund
Class R6 [FMEUX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$50	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	378-STSR-0825

Franklin Mutual International Value Fund
Class Z [MEURX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$55	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	78-STSR-0825

Franklin Mutual Quest Fund
Class A [TEQIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$54	1.04%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	475-STSR-0825

Franklin Mutual Quest Fund
Class C [TEMQX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$93	1.79%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	575-STSR-0825

Franklin Mutual Quest Fund
Class R [FMQSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$68	1.31%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	875-STSR-0825

Franklin Mutual Quest Fund
Class R6 [FMQRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$39	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	347-STSR-0825

Franklin Mutual Quest Fund
Class Z [MQIFX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$41	0.79%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	75-STSR-0825

Franklin Mutual Shares Fund
Class A [TESIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	474-STSR-0825

Franklin Mutual Shares Fund
Class C [TEMTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.75%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	574-STSR-0825

Franklin Mutual Shares Fund
Class R [TESRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	874-STSR-0825

Franklin Mutual Shares Fund
Class R6 [FMSHX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.70%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	374-STSR-0825

Franklin Mutual Shares Fund
Class Z [MUTHX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$38	0.75%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	74-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Mutual Series Funds
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 49
Notes to Financial Statements 60
Changes In and Disagreements with Accountants 90
Results of Meeting(s) of Shareholders 90
Remuneration Paid to Directors, Officers and Others 90
Board Approval of Management and Subadvisory Agreements 90

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.83 $15.59 $14.37 $17.96 $16.48 $16.40
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.35 0.28 0.26 0.51
c
Net realized and unrealized gains (losses) 1.91 0.90 1.84 (2.45) 2.45 0.12
Total from investment operations ........ 2.09 1.22 2.19 (2.17) 2.71 0.63
Less distributions from:
Net investment income .............. — (0.33) (0.32) (0.23) (0.37) (0.45)
Net realized gains ................. — (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ................... — (0.98) (0.97) (1.42) (1.23) (0.55)
Net asset value, end of period .......... $17.92 $15.83 $15.59 $14.37 $17.96 $16.48
Total return
d
....................... 13.20% 7.83% 15.48% (11.67)% 16.68% 4.08%
Ratios to average net assets
e
Expenses
f
......................... 0.76% 0.77% 0.77%
g
0.77%
g
0.81%
g
0.82%
g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
0.01% 0.02%
Net investment income ............... 2.14% 1.91% 2.32% 1.73% 1.41% 3.56%
c
Supplemental data
Net assets , end of period (000’s) ........ $2,202,451 $2,039,624 $2,106,341 $2,010,947 $2,508,213 $2,320,077
Portfolio turnover rate ................ 24.37% 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.60 $15.38 $14.19 $17.76 $16.30 $16.24
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.31 0.23 0.21 0.47
c
Net realized and unrealized gains (losses) 1.89 0.88 1.81 (2.42) 2.43 0.10
Total from investment operations ........ 2.04 1.15 2.12 (2.19) 2.64 0.57
Less distributions from:
Net investment income .............. — (0.28) (0.28) (0.19) (0.32) (0.41)
Net realized gains ................. — (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ................... — (0.93) (0.93) (1.38) (1.18) (0.51)
Net asset value, end of period .......... $17.64 $15.60 $15.38 $14.19 $17.76 $16.30
Total return
d
....................... 13.08% 7.52% 15.19% (11.91)% 16.46% 3.75%
Ratios to average net assets
e
Expenses
f
......................... 1.01% 1.02% 1.02%
g
1.02%
g
1.06%
g
1.07%
g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
0.01% 0.02%
Net investment income ............... 1.89% 1.66% 2.07% 1.48% 1.16% 3.32%
c
Supplemental data
Net assets , end of period (000’s) ........ $844,537 $788,354 $829,104 $798,281 $987,817 $893,378
Portfolio turnover rate ................ 24.37% 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.79 $15.53 $14.32 $17.88 $16.37 $16.29
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.15 0.20 0.12 0.08 0.39
c
Net realized and unrealized gains (losses) 1.91 0.90 1.81 (2.43) 2.43 0.06
Total from investment operations ........ 2.00 1.05 2.01 (2.31) 2.51 0.45
Less distributions from:
Net investment income .............. — (0.14) (0.15) (0.06) (0.14) (0.27)
Net realized gains ................. — (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ................... — (0.79) (0.80) (1.25) (1.00) (0.37)
Net asset value, end of period .......... $17.79 $15.79 $15.53 $14.32 $17.88 $16.37
Total return
d
....................... 12.67% 6.77% 14.28% (12.55)% 15.55% 2.96%
Ratios to average net assets
e
Expenses
f
......................... 1.76% 1.77% 1.77%
g
1.77%
g
1.80%
g
1.82%
g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
0.01% 0.02%
Net investment income ............... 1.14% 0.92% 1.32% 0.75% 0.43% 2.75%
c
Supplemental data
Net assets , end of period (000’s) ........ $14,465 $14,803 $17,359 $18,813 $27,853 $35,273
Portfolio turnover rate ................ 24.37% 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.32 $15.12 $13.97 $17.51 $16.09 $16.03
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.22 0.27 0.19 0.16 0.44
c
Net realized and unrealized gains (losses) 1.85 0.87 1.77 (2.38) 2.40 0.09
Total from investment operations ........ 1.98 1.09 2.04 (2.19) 2.56 0.53
Less distributions from:
Net investment income .............. — (0.24) (0.24) (0.16) (0.28) (0.37)
Net realized gains ................. — (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ................... — (0.89) (0.89) (1.35) (1.14) (0.47)
Net asset value, end of period .......... $17.30 $15.32 $15.12 $13.97 $17.51 $16.09
Total return
d
....................... 12.99% 7.24% 14.87% (12.08)% 16.12% 3.49%
Ratios to average net assets
e
Expenses
f
......................... 1.26% 1.27% 1.27%
g
1.27%
g
1.31%
g
1.32%
g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
0.01% 0.02%
Net investment income ............... 1.65% 1.39% 1.82% 1.22% 0.92% 3.16%
c
Supplemental data
Net assets , end of period (000’s) ........ $1,348 $1,160 $1,348 $1,329 $1,388 $1,262
Portfolio turnover rate ................ 24.37% 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.82 $15.58 $14.37 $17.96 $16.47 $16.40
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.31 0.30 0.26 0.53
c
Net realized and unrealized gains (losses) 1.91 0.90 1.88 (2.46) 2.47 0.10
Total from investment operations ........ 2.09 1.22 2.19 (2.16) 2.73 0.63
Less distributions from:
Net investment income .............. — (0.33) (0.33) (0.24) (0.38) (0.46)
Net realized gains ................. — (0.65) (0.65) (1.19) (0.86) (0.10)
Total distributions ................... — (0.98) (0.98) (1.43) (1.24) (0.56)
Net asset value, end of period .......... $17.91 $15.82 $15.58 $14.37 $17.96 $16.47
Total return
d
....................... 13.21% 7.88% 15.48% (11.61)% 16.83% 4.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.72% 0.72% 0.73% 0.71% 0.77% 0.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72% 0.72%
g
0.72%
h
0.70%
h
0.75%
h
0.75%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
0.01% 0.02%
Net investment income ............... 2.21% 1.94% 2.06% 1.83% 1.39% 3.67%
c
Supplemental data
Net assets , end of period (000’s) ........ $254,714 $218,034 $236,837 $101,313 $151,226 $70,839
Portfolio turnover rate ................ 24.37% 15.03% 44.54% 49.68% 40.89% 42.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Automobiles 1.9%
General Motors Co. .................................. United States 1,272,731 $ 62,631,093
Banks 11.6%
BNP Paribas SA .................................... France 886,195 79,493,204
DBS Group Holdings Ltd. ............................. Singapore 4,134,749 145,965,249
JPMorgan Chase & Co. ............................... United States 546,489 158,432,626
383,891,079
Beverages 3.4%
Heineken NV ...................................... Netherlands 1,284,916 112,099,744
Building Products 4.1%
Johnson Controls International plc ....................... United States 1,284,476 135,666,355
Capital Markets 4.4%
BlackRock, Inc. ..................................... United States 139,698 146,578,127
Consumer Staples Distribution & Retail 1.0%
Target Corp. ....................................... United States 340,879 33,627,713
Energy Equipment & Services 1.5%
Schlumberger NV ................................... United States 1,460,980 49,381,124
Financial Services 1.0%
Global Payments, Inc. ................................ United States 426,710 34,153,868
Health Care Equipment & Supplies 5.4%
a
Cooper Cos., Inc. (The) ............................... United States 1,277,698 90,920,990
Medtronic plc ...................................... United States 1,022,607 89,140,652
180,061,642
Health Care Providers & Services 1.7%
Elevance Health, Inc. ................................ United States 149,671 58,216,032
Household Products 3.7%
Reckitt Benckiser Group plc ........................... United Kingdom 1,786,133 121,683,891
Insurance 8.1%
Hartford Insurance Group, Inc. (The) ..................... United States 1,072,503 136,068,456
Progressive Corp. (The) .............................. United States 503,633 134,399,502
270,467,958
Interactive Media & Services 4.4%
Alphabet, Inc. , A .................................... United States 522,430 92,067,839
Meta Platforms, Inc. , A ............................... United States 71,386 52,689,293
144,757,132
Life Sciences Tools & Services 2.5%
Thermo Fisher Scientific, Inc. .......................... United States 204,738 83,013,069
Machinery 4.2%
Parker-Hannifin Corp. ................................ United States 201,887 141,012,013
Media 2.3%
a
Charter Communications, Inc. , A ........................ United States 186,389 76,197,687
Metals & Mining 3.4%
Reliance, Inc. ...................................... United States 355,715 111,658,938
Oil, Gas & Consumable Fuels 4.0%
Chevron Corp. ..................................... United States 454,792 65,121,667

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on pag e 89 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc .......................................... United States 1,905,604 $ 66,485,672
131,607,339
Pharmaceuticals 11.7%
Haleon plc ........................................ United States 24,473,336 125,783,935
Merck & Co., Inc. ................................... United States 801,618 63,456,081
Novartis AG , ADR ................................... United States 825,099 99,845,230
Roche Holding AG .................................. United States 301,069 98,274,909
387,360,155
Retail REITs 3.0%
Brixmor Property Group, Inc. ........................... United States 3,822,533 99,538,759
Semiconductors & Semiconductor Equipment 2.3%
NXP Semiconductors NV ............................. Netherlands 343,537 75,059,399
Software 2.0%
Gen Digital, Inc. .................................... United States 2,305,017 67,767,500
Specialty Retail 2.8%
a
Ulta Beauty, Inc. .................................... United States 198,480 92,852,914
Textiles, Apparel & Luxury Goods 3.7%
Cie Financiere Richemont SA .......................... Switzerland 654,235 123,802,771
Trading Companies & Distributors 4.2%
Ferguson Enterprises, Inc. ............................ United States 633,095 137,856,436
Total Common Stocks (Cost $ 2,279,976,291 ) ..................................
3,260,942,738
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,279,976,291 ) ...........................
3,260,942,738
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 51,871,825 51,871,825
Total Money Market Funds (Cost $ 51,871,825 ) ................................
51,871,825
Total Short Term Investments (Cost $ 51,871,825 ) ..............................
51,871,825
a
Total Investments (Cost $ 2,331,848,116 ) 99.9% ................................
$3,312,814,563
Other Assets, less Liabilities 0.1% ...........................................
4,699,146
Net Assets 100.0% .........................................................
$3,317,513,709
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.71 $30.54 $27.18 $31.58 $28.77 $31.19
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.66 0.53 0.59
c
0.42 0.96
d
Net realized and unrealized gains (losses) 3.55 0.81 5.00 (2.20) 5.15 (2.38)
Total from investment operations ........ 3.97 1.47 5.53 (1.61) 5.57 (1.42)
Less distributions from:
Net investment income .............. — (0.66) (0.49) (0.56) (0.81) (0.83)
Net realized gains ................. — (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ................... — (3.30) (2.17) (2.79) (2.76) (1.00)
Net asset value, end of period .......... $32.68 $28.71 $30.54 $27.18 $31.58 $28.77
Total return
e
....................... 13.86% 4.84% 20.54% (4.70)% 19.67% (4.38)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.96% 0.96% 0.96% 0.95% 1.04% 1.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.96%
h
0.96% 0.96%
i
0.95%
h,i
1.02%
i
1.03%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —% —%
j
—%
j
0.02% 0.01%
Net investment income ............... 2.76% 2.05% 1.78% 1.98%
c
1.28% 3.66%
d
Supplemental data
Net assets , end of period (000’s) ........ $3,279,515 $3,037,070 $3,113,311 $2,857,597 $3,355,158 $3,274,956
Portfolio turnover rate ................ 22.44% 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.77 $29.64 $26.44 $30.81 $28.12 $30.51
Income from investment operations
a
:
Net investment income
b
............. 0.37 0.56 0.44 0.50
c
0.33 0.86
d
Net realized and unrealized gains (losses) 3.44 0.79 4.86 (2.15) 5.04 (2.32)
Total from investment operations ........ 3.81 1.35 5.30 (1.65) 5.37 (1.46)
Less distributions from:
Net investment income .............. — (0.58) (0.42) (0.49) (0.73) (0.76)
Net realized gains ................. — (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ................... — (3.22) (2.10) (2.72) (2.68) (0.93)
Net asset value, end of period .......... $31.58 $27.77 $29.64 $26.44 $30.81 $28.12
Total return
e
....................... 13.72% 4.57% 20.22% (4.95)% 19.40% (4.61)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.21% 1.21% 1.21% 1.20% 1.29% 1.28%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.21%
h
1.21% 1.21%
i
1.20%
h,i
1.27%
i
1.28%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —% —%
j
—%
j
0.02% 0.01%
Net investment income ............... 2.51% 1.81% 1.54% 1.72%
c
1.03% 3.39%
d
Supplemental data
Net assets , end of period (000’s) ........ $5,287,175 $4,949,776 $5,169,284 $4,749,259 $5,618,446 $5,358,016
Portfolio turnover rate ................ 22.44% 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.07 $29.88 $26.60 $30.92 $28.12 $30.46
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.33 0.23 0.28
c
0.09 0.67
d
Net realized and unrealized gains (losses) 3.47 0.80 4.86 (2.13) 5.04 (2.34)
Total from investment operations ........ 3.72 1.13 5.09 (1.85) 5.13 (1.67)
Less distributions from:
Net investment income .............. — (0.30) (0.13) (0.24) (0.38) (0.50)
Net realized gains ................. — (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ................... — (2.94) (1.81) (2.47) (2.33) (0.67)
Net asset value, end of period .......... $31.79 $28.07 $29.88 $26.60 $30.92 $28.12
Total return
e
....................... 13.29% 3.80% 19.30% (5.63)% 18.50% (5.32)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.96% 1.96% 1.96% 1.95% 2.04% 2.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.96%
h
1.96% 1.96%
i
1.95%
h,i
2.02%
i
2.03%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —% —%
j
—%
j
0.02% 0.01%
Net investment income ............... 1.71% 1.07% 0.80% 0.97%
c
0.29% 2.66%
d
Supplemental data
Net assets , end of period (000’s) ........ $126,066 $137,216 $173,812 $221,344 $335,605 $494,606
Portfolio turnover rate ................ 22.44% 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.22 $29.11 $26.00 $30.34 $27.70 $30.08
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.47 0.36 0.42
c
0.24 0.78
d
Net realized and unrealized gains (losses) 3.37 0.78 4.77 (2.11) 4.97 (2.29)
Total from investment operations ........ 3.69 1.25 5.13 (1.69) 5.21 (1.51)
Less distributions from:
Net investment income .............. — (0.50) (0.34) (0.42) (0.62) (0.70)
Net realized gains ................. — (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ................... — (3.14) (2.02) (2.65) (2.57) (0.87)
Net asset value, end of period .......... $30.91 $27.22 $29.11 $26.00 $30.34 $27.70
Total return
e
....................... 13.56% 4.32% 19.92% (5.17)% 19.10% (4.87)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.46% 1.46% 1.46% 1.45% 1.54% 1.53%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.46%
h
1.46% 1.46%
i
1.45%
h,i
1.52%
i
1.53%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —% —%
j
—%
j
0.02% 0.01%
Net investment income ............... 2.25% 1.56% 1.29% 1.47%
c
0.79% 3.13%
d
Supplemental data
Net assets , end of period (000’s) ........ $108,518 $106,561 $114,920 $109,826 $136,983 $175,393
Portfolio turnover rate ................ 22.44% 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.69 $30.52 $27.16 $31.57 $28.75 $31.17
Income from investment operations
a
:
Net investment income
b
............. 0.43 0.68 0.56 0.62
c
0.44 0.97
d
Net realized and unrealized gains (losses) 3.54 0.82 5.00 (2.21) 5.18 (2.35)
Total from investment operations ........ 3.97 1.50 5.56 (1.59) 5.62 (1.38)
Less distributions from:
Net investment income .............. — (0.69) (0.52) (0.59) (0.85) (0.87)
Net realized gains ................. — (2.64) (1.68) (2.23) (1.95) (0.17)
Total distributions ................... — (3.33) (2.20) (2.82) (2.80) (1.04)
Net asset value, end of period .......... $32.66 $28.69 $30.52 $27.16 $31.57 $28.75
Total return
e
....................... 13.87% 4.92% 20.65% (4.65)% 19.84% (4.27)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.89% 0.88% 0.89% 0.86% 0.95% 0.92%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.89%
h
0.88% 0.89%
i
0.86%
h,i
0.92%
i
0.92%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —% —%
j
—%
j
0.02% 0.01%
Net investment income ............... 2.82% 2.13% 1.90% 2.07%
c
1.35% 3.73%
d
Supplemental data
Net assets , end of period (000’s) ........ $487,584 $468,510 $498,705 $525,379 $653,091 $843,143
Portfolio turnover rate ................ 22.44% 34.55% 35.47% 53.26% 40.67% 17.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.3%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 953,094 $ 199,387,979
Automobile Components 3.3%
a
Aptiv plc .......................................... Jersey 2,156,092 147,088,596
Denso Corp. ....................................... Japan 11,513,943 155,383,986
302,472,582
Automobiles 1.4%
Toyota Motor Corp. .................................. Japan 7,702,900 132,666,984
Banks 9.6%
Bank of America Corp. ............................... United States 3,122,212 147,743,072
BNP Paribas SA .................................... France 2,949,707 264,593,754
DBS Group Holdings Ltd. ............................. Singapore 4,562,657 161,071,292
JPMorgan Chase & Co. ............................... United States 510,955 148,130,964
Wells Fargo & Co. ................................... United States 2,058,114 164,896,094
886,435,176
Beverages 1.8%
Heineken NV ...................................... Netherlands 1,947,773 169,929,282
Building Products 1.5%
Johnson Controls International plc ....................... United States 1,328,772 140,344,899
Capital Markets 3.5%
BlackRock, Inc. ..................................... United States 139,612 146,487,891
Deutsche Bank AG .................................. Germany 6,130,518 181,741,853
328,229,744
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 751,250 159,835,950
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. ............................ Japan 10,771,908 173,377,404
Containers & Packaging 1.5%
International Paper Co. ............................... United States 3,043,115 142,509,075
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG ................................ Germany 2,539,193 92,943,606
Electrical Equipment 1.8%
Mitsubishi Electric Corp. .............................. Japan 7,867,459 169,220,979
Energy Equipment & Services 1.7%
Schlumberger NV ................................... United States 4,518,502 152,725,368
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 1,187,484 147,259,891
Financial Services 3.7%
a
Fiserv, Inc. ........................................ United States 1,132,910 195,325,013
Global Payments, Inc. ................................ United States 1,877,589 150,282,224
345,607,237
Food Products 3.6%
Danone SA ........................................ France 1,554,384 127,184,884
Kellanova ......................................... United States 786,093 62,517,976
Mondelez International, Inc. , A .......................... United States 2,193,632 147,938,542
337,641,402

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.4%
Medtronic plc ...................................... United States 1,856,578 $ 161,837,904
Zimmer Biomet Holdings, Inc. .......................... United States 1,694,167 154,524,972
316,362,876
Health Care Providers & Services 5.5%
CVS Health Corp. ................................... United States 2,422,688 167,117,018
Elevance Health, Inc. ................................ United States 458,648 178,395,726
Fresenius SE & Co. KGaA ............................. Germany 3,348,671 168,514,461
514,027,205
Household Products 1.9%
Reckitt Benckiser Group plc ........................... United Kingdom 2,512,412 171,163,104
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 372,371 95,646,544
Insurance 2.2%
Prudential plc ...................................... Hong Kong 16,089,318 201,377,948
Interactive Media & Services 3.5%
Alphabet, Inc. , A .................................... United States 953,689 168,068,613
b
Tencent Holdings Ltd. ................................ China 2,391,375 154,089,716
322,158,329
IT Services 1.6%
Capgemini SE ...................................... France 840,470 143,919,056
Media 2.5%
a
Charter Communications, Inc. , A ........................ United States 577,623 236,138,059
Metals & Mining 1.5%
Rio Tinto plc ....................................... Australia 2,446,097 142,372,913
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 7,545,498 110,757,823
Oil, Gas & Consumable Fuels 4.1%
BP plc ............................................ United States 31,628,101 157,580,603
Hess Corp. ........................................ United States 312,738 43,326,723
Shell plc .......................................... United States 5,171,592 180,434,534
381,341,860
Personal Care Products 1.0%
Kenvue, Inc. ....................................... United States 4,192,773 87,754,739
Pharmaceuticals 8.7%
GSK plc .......................................... United States 4,664,282 88,931,391
Haleon plc ........................................ United States 29,639,378 152,335,488
Merck & Co., Inc. ................................... United States 2,264,519 179,259,324
Novartis AG , ADR ................................... United States 1,593,094 192,780,305
Roche Holding AG .................................. United States 606,634 198,017,402
811,323,910
Semiconductors & Semiconductor Equipment 1.5%
Renesas Electronics Corp. ............................ Japan 11,286,060 139,624,727
Software 1.4%
a
Adobe, Inc. ........................................ United States 341,380 132,073,094

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 1.7%
American Tower Corp. ................................ United States 718,130 $ 158,721,093
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. .......................... South Korea 4,022,273 177,871,434
Textiles, Apparel & Luxury Goods 2.7%
Cie Financiere Richemont SA .......................... Switzerland 865,842 163,845,772
Kering SA ......................................... France 412,896 89,951,717
253,797,489
Tobacco 1.5%
British American Tobacco plc ........................... United Kingdom 2,906,886 138,211,872
Trading Companies & Distributors 3.7%
AerCap Holdings NV ................................. Ireland 1,597,071 186,857,307
Ferguson Enterprises, Inc. ............................ United States 722,086 157,234,226
344,091,533
Total Common Stocks (Cost $ 6,742,125,352 ) ..................................
8,759,323,166
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
c
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 33,950,000 22,407,000
Total Corporate Bonds (Cost $ 21,910,807 ) ....................................
22,407,000
d
Senior Floating Rate Interests 2.4%
e
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.08% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 47,834,780 45,178,275
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.33% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 55,254,799 52,403,099
97,581,374
a a a a a a
Media 0.2%
e
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.216% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 25,862,020 21,152,934
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.941% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 39,936,315 39,580,682
Specialty Retail 0.7%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 71,375,085 59,999,681
Total Senior Floating Rate Interests (Cost $ 220,517,295 ) .......................
218,314,671
Shares
a
Companies in Liquidation 0.0%
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 6,984,553,454 ) ...........................
9,000,044,837
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
h
U.S. Treasury Bills ,
i
4.25%, 8/21/25 ................................... United States 10,000,000 $ 9,938,965
i
4.22%, 10/02/25 ................................... United States 5,000,000 4,945,484
4.18%, 10/09/25 ................................... United States 10,000,000 9,884,097
i
4.2%, 10/16/25 ................................... United States 5,000,000 4,937,777
i
4.2%, 10/30/25 ................................... United States 5,000,000 4,929,782
34,636,105
Total U.S. Government and Agency Securities (Cost $ 34,651,500 ) ...............
34,636,105
Shares
Money Market Funds 2.9%
j,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 272,303,709 272,303,709
Total Money Market Funds (Cost $ 272,303,709 ) ...............................
272,303,709
Total Short Term Investments (Cost $ 306,955,209 ) .............................
306,939,814
a
Total Investments (Cost $ 7,291,508,663 ) 100.2% ..............................
$9,306,984,651
Other Assets, less Liabilities (0.2) % .........................................
(18,128,078)
Net Assets 100.0% .........................................................
$9,288,856,573
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At June 30, 2025, the value of this security was $154,089,716, representing
1.7% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was
$22,407,000, representing 0.2% of net assets.
d
See Note 1(g) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts and open written options contracts. At June 30, 2025, the value of this security pledged amounted to $16,512,576, representing 0.2% of net assets.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 137,413,019 156,460,996 7/14/25 $ 5,539,728 $ —
Euro ............. BOFA Sell 145,869,357 152,768,624 7/14/25 — (19,201,557)
Euro ............. HSBK Buy 112,758,751 129,633,281 7/14/25 3,301,717 —
Euro ............. UBSW Buy 58,392,056 65,057,934 7/14/25 3,782,379 —
Euro ............. UBSW Sell 68,558,720 74,223,667 7/14/25 — (6,602,459)
Euro ............. WFLA Buy 19,109,367 21,817,738 7/14/25 710,923 —
Euro ............. WFLA Sell 113,245,117 117,874,011 7/14/25 — (15,634,380)
British Pound ...... BOFA Buy 5,629,995 7,522,180 7/21/25 206,536 —
British Pound ...... UBSW Sell 5,629,995 7,470,046 7/21/25 — (258,669)
Total Forward Exchange Contracts ................................................... $13,541,283 $(41,697,065)
Net unrealized appreciation (depreciation) ............................................ $(28,155,782)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 89 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.13 $23.97 $21.07 $21.91 $19.49 $21.31
Income from investment operations
a
:
Net investment income
b
............. 0.47 0.53 0.50 0.60 0.58 0.56
c
Net realized and unrealized gains (losses) 5.46 0.37 2.94 (0.74) 2.61 (1.92)
Total from investment operations ........ 5.93 0.90 3.44 (0.14) 3.19 (1.36)
Less distributions from:
Net investment income .............. — (0.74) (0.54) (0.70) (0.77) (0.46)
Net asset value, end of period .......... $30.06 $24.13 $23.97 $21.07 $21.91 $19.49
Total return
d
....................... 24.58% 3.67% 16.49% (0.51)% 16.49% (6.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.03% 0.99% 0.97% 1.00% 1.07% 1.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.98% 0.95% 0.97%
g,h
1.00%
g,h
1.07%
g,h
1.08%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% —% —% —% —%
Net investment income ............... 3.46% 2.09% 2.23% 2.87% 2.71% 3.19%
c
Supplemental data
Net assets, end of period (000’s) ........ $667,163 $465,449 $480,409 $414,151 $457,644 $450,864
Portfolio turnover rate ................ 19.09% 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.32 $23.19 $20.41 $21.24 $18.91 $20.67
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.45 0.44 0.53 0.51 0.54
c
Net realized and unrealized gains (losses) 5.28 0.36 2.82 (0.72) 2.54 (1.91)
Total from investment operations ........ 5.70 0.81 3.26 (0.19) 3.05 (1.37)
Less distributions from:
Net investment income .............. — (0.68) (0.48) (0.64) (0.72) (0.39)
Net asset value, end of period .......... $29.02 $23.32 $23.19 $20.41 $21.24 $18.91
Total return
d
....................... 24.44% 3.40% 16.16% (0.73)% 16.23% (6.50)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.28% 1.24% 1.22% 1.25% 1.32% 1.33%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.20% 1.22%
g,h
1.25%
g,h
1.32%
g,h
1.33%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% —% —% —% —%
Net investment income ............... 3.23% 1.84% 1.99% 2.60% 2.45% 3.14%
c
Supplemental data
Net assets, end of period (000’s) ........ $350,591 $277,513 $287,258 $256,163 $281,685 $272,579
Portfolio turnover rate ................ 19.09% 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.91 $23.72 $20.83 $21.60 $19.17 $20.93
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.28 0.30 0.39 0.38 0.38
c
Net realized and unrealized gains (losses) 5.40 0.36 2.85 (0.73) 2.54 (1.90)
Total from investment operations ........ 5.73 0.64 3.15 (0.34) 2.92 (1.52)
Less distributions from:
Net investment income .............. — (0.45) (0.26) (0.43) (0.49) (0.24)
Net asset value, end of period .......... $29.64 $23.91 $23.72 $20.83 $21.60 $19.17
Total return
d
....................... 23.96% 2.62% 15.24% (1.42)% 15.32% (7.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.03% 1.99% 1.97% 2.00% 2.07% 2.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.98% 1.95% 1.97%
g,h
2.00%
g,h
2.07%
g,h
2.08%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% —% —% —% —%
Net investment income ............... 2.43% 1.12% 1.35% 1.91% 1.83% 2.18%
c
Supplemental data
Net assets, end of period (000’s) ........ $7,524 $6,284 $8,769 $15,190 $24,236 $34,693
Portfolio turnover rate ................ 19.09% 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.68 $22.61 $19.90 $20.75 $18.49 $20.27
Income from investment operations
a
:
Net investment income
b
............. 0.43 0.31 0.34 0.44 0.45 0.53
c
Net realized and unrealized gains (losses) 5.08 0.42 2.79 (0.68) 2.48 (1.92)
Total from investment operations ........ 5.51 0.73 3.13 (0.24) 2.93 (1.39)
Less distributions from:
Net investment income .............. — (0.66) (0.42) (0.61) (0.67) (0.39)
Net asset value, end of period .......... $28.19 $22.68 $22.61 $19.90 $20.75 $18.49
Total return
d
....................... 24.29% 3.16% 15.88% (1.03)% 15.96% (6.76)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.53% 1.49% 1.47% 1.49% 1.58% 1.59%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.48% 1.45% 1.47%
g,h
1.49%
g,h
1.58%
g,h
1.59%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% —% —% —% —%
Net investment income ............... 3.35% 1.32% 1.58% 2.23% 2.21% 3.19%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,835 $1,707 $783 $623 $639 $714
Portfolio turnover rate ................ 19.09% 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.11 $23.95 $21.05 $21.88 $19.47 $21.29
Income from investment operations
a
:
Net investment income
b
............. 0.49 0.49 0.63 0.62 0.60 0.64
c
Net realized and unrealized gains (losses) 5.45 0.42 2.81 (0.73) 2.60 (1.97)
Total from investment operations ........ 5.94 0.91 3.44 (0.11) 3.20 (1.33)
Less distributions from:
Net investment income .............. — (0.75) (0.54) (0.72) (0.79) (0.49)
Net asset value, end of period .......... $30.05 $24.11 $23.95 $21.05 $21.88 $19.47
Total return
d
....................... 24.64% 3.74% 16.53% (0.38)% 16.56% (6.10)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.94% 0.93% 0.93% 0.92% 1.02% 1.00%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.90% 0.90%
g
0.91%
g
0.99%
g
0.97%
g
Expenses - incurred in connection with
securities sold short ................. 0.03% —% —% —% —% —%
Net investment income ............... 3.65% 1.96% 2.78% 2.96% 2.78% 3.61%
c
Supplemental data
Net assets, end of period (000’s) ........ $34,983 $22,723 $9,950 $33,306 $35,798 $33,407
Portfolio turnover rate ................ 19.09% 42.06% 58.49% 32.10% 32.03% 24.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 4.9%
Airbus SE ......................................... France 102,049 $ 21,348,727
Babcock International Group plc ........................ United Kingdom 978,518 15,411,583
Melrose Industries plc ................................ United Kingdom 2,168,845 15,796,102
52,556,412
Air Freight & Logistics 1.0%
Deutsche Post AG ................................... Germany 219,710 10,176,936
Automobile Components 1.8%
Denso Corp. ....................................... Japan 1,434,095 19,353,526
Automobiles 1.4%
Toyota Motor Corp. .................................. Japan 863,395 14,870,245
Banks 11.8%
BNP Paribas SA .................................... France 431,957 38,747,281
CaixaBank SA ...................................... Spain 2,542,420 22,029,586
DBS Group Holdings Ltd. ............................. Singapore 698,428 24,655,963
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,674,753 22,832,899
UniCredit SpA ...................................... Italy 254,934 17,101,835
125,367,564
Beverages 5.3%
Asahi Group Holdings Ltd. ............................. Japan 1,544,591 20,646,763
Coca-Cola Bottlers Japan Holdings, Inc. .................. Japan 1,243,913 20,085,627
Heineken NV ...................................... Netherlands 174,292 15,205,732
55,938,122
Capital Markets 8.7%
Deutsche Bank AG .................................. Germany 1,272,925 37,736,411
SBI Holdings, Inc. ................................... Japan 859,269 29,941,351
St. James's Place plc ................................ United Kingdom 1,542,505 25,135,162
92,812,924
Chemicals 1.0%
BASF SE ......................................... Germany 208,247 10,299,797
Consumer Staples Distribution & Retail 3.6%
Seven & i Holdings Co. Ltd. ............................ Japan 1,065,080 17,142,813
a
Zabka Group SA .................................... Poland 3,504,326 21,062,410
38,205,223
Diversified Telecommunication Services 4.3%
Deutsche Telekom AG ................................ Germany 300,850 11,012,193
Hellenic Telecommunications Organization SA .............. Greece 829,568 15,771,841
Koninklijke KPN NV ................................. Netherlands 3,959,296 19,314,200
46,098,234
Electrical Equipment 1.6%
Mitsubishi Electric Corp. .............................. Japan 801,536 17,240,218
Electronic Equipment, Instruments & Components 1.2%
Murata Manufacturing Co. Ltd. ......................... Japan 871,545 12,882,036
Energy Equipment & Services 1.8%
Schlumberger NV ................................... United States 577,791 19,529,336
Food Products 1.4%
Mondelez International, Inc. , A .......................... United States 225,367 15,198,750

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.3%
Olympus Corp. ..................................... Japan 1,150,500 $ 13,666,011
Household Durables 1.2%
Sony Group Corp. ................................... Japan 479,438 12,465,544
Household Products 1.2%
Reckitt Benckiser Group plc ........................... United Kingdom 194,623 13,259,082
Insurance 6.6%
ASR Nederland NV .................................. Netherlands 319,958 21,259,794
Direct Line Insurance Group plc ........................ United Kingdom 1,379,825 5,818,881
NN Group NV ...................................... Netherlands 137,364 9,140,077
Prudential plc ...................................... Hong Kong 2,751,360 34,436,713
70,655,465
Interactive Media & Services 1.6%
b
Tencent Holdings Ltd. ................................ China 256,437 16,523,676
IT Services 2.0%
Capgemini SE ...................................... France 126,040 21,582,636
Machinery 1.5%
CNH Industrial NV ................................... United States 1,231,032 15,954,175
Metals & Mining 3.0%
Norsk Hydro ASA ................................... Norway 3,121,412 17,874,455
Rio Tinto plc ....................................... Australia 242,368 14,106,815
31,981,270
Multi-Utilities 1.8%
National Grid plc .................................... United Kingdom 1,282,392 18,823,800
Oil, Gas & Consumable Fuels 4.6%
BP plc ............................................ United States 4,943,623 24,630,600
Shell plc .......................................... United States 686,167 23,940,060
48,570,660
Paper & Forest Products 1.6%
Mondi plc ......................................... Austria 1,031,623 16,857,251
Pharmaceuticals 8.6%
GSK plc .......................................... United States 425,036 8,103,936
Haleon plc ........................................ United States 3,481,895 17,895,658
Novartis AG ....................................... United States 246,900 29,968,008
Roche Holding AG .................................. United States 109,764 35,829,153
91,796,755
Professional Services 1.8%
Teleperformance SE ................................. France 192,134 18,661,464
Semiconductors & Semiconductor Equipment 1.4%
Renesas Electronics Corp. ............................ Japan 1,244,287 15,393,612
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. .......................... South Korea 359,453 15,895,594
Textiles, Apparel & Luxury Goods 3.0%
Cie Financiere Richemont SA .......................... Switzerland 98,553 18,649,468
Kering SA ......................................... France 61,878 13,480,470
32,129,938

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 89 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 2.4%
AerCap Holdings NV ................................. Ireland 217,028 $ 25,392,276
Total Common Stocks (Cost $ 803,852,154 ) ...................................
1,010,138,532
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
c ,d
U.S. Treasury Bills ,
3.9%, 7/17/25 .................................... United States 500,000 499,081
4.25%, 8/21/25 ................................... United States 1,000,000 993,896
4.2%, 10/14/25 ................................... United States 2,000,000 1,975,549
4.2%, 10/30/25 ................................... United States 1,000,000 985,956
4,454,482
Total U.S. Government and Agency Securities (Cost $ 4,454,625 ) ................
4,454,482
Shares
Money Market Funds 4.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 46,289,433 46,289,433
Total Money Market Funds (Cost $ 46,289,433 ) ................................
46,289,433
Total Short Term Investments (Cost $ 50,744,058 ) ..............................
50,743,915
a
Total Investments (Cost $ 854,596,212 ) 99.7% .................................
$1,060,882,447
Securities Sold Short (0.3) % ................................................
(3,363,251)
Other Assets, less Liabilities 0.6% ...........................................
6,577,067
Net Assets 100.0% .........................................................
$1,064,096,263
a a a
g
Securities Sold Short ( 0 .3 ) %
Common Stocks (0.3)%
Insurance (0.3)%
Aviva plc .......................................... United Kingdom 395,596 (3,363,251)
Total Common Stocks (Proceeds $ (2,377,033) ) ................................
(3,363,251)
Total Securities Sold Short (Proceeds $ (2,377,033) ) ...........................
$(3,363,251)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At June 30, 2025, the value of this security was $16,523,676, representing
1.6% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for securities sold short. At June 30, 2025, the value of this security pledged amounted to $4,454,482, representing 0.4% of net assets.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.17 $13.68 $12.96 $14.46 $13.31 $14.06
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.58 0.57 0.50 0.23 0.40
c
Net realized and unrealized gains (losses) 0.99 0.63 0.78 (1.51) 1.29 (0.66)
Total from investment operations ........ 1.28 1.21 1.35 (1.01) 1.52 (0.26)
Less distributions from:
Net investment income .............. — (0.72) (0.63) (0.49) (0.37) (0.49)
Net asset value, end of period .......... $15.45 $14.17 $13.68 $12.96 $14.46 $13.31
Total return
d
....................... 9.03% 8.80% 10.51% (6.86)% 11.51% (1.83)%
Ratios to average net assets
e
Expenses
f
......................... 0.79% 0.77% 0.80%
g,h
0.78%
g,h
0.87%
g,h
0.81%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% 0.03% 0.02% 0.06% 0.02%
Net investment income ............... 4.00% 3.97% 4.31% 3.60% 1.59% 3.22%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,031,192 $1,960,398 $2,026,136 $2,047,788 $2,397,948 $2,472,118
Portfolio turnover rate ................ 19.03% 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.90 $13.44 $12.74 $14.22 $13.09 $13.84
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.53 0.53 0.46 0.19 0.37
c
Net realized and unrealized gains (losses) 0.97 0.61 0.77 (1.48) 1.28 (0.67)
Total from investment operations ........ 1.24 1.14 1.30 (1.02) 1.47 (0.30)
Less distributions from:
Net investment income .............. — (0.68) (0.60) (0.46) (0.34) (0.45)
Net asset value, end of period .......... $15.14 $13.90 $13.44 $12.74 $14.22 $13.09
Total return
d
....................... 8.91% 8.61% 10.26% (7.16)% 11.26% (2.12)%
Ratios to average net assets
e
Expenses
f
......................... 1.04% 1.02% 1.05%
g,h
1.03%
g,h
1.12%
g,h
1.06%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% 0.03% 0.02% 0.06% 0.02%
Net investment income ............... 3.74% 3.73% 4.06% 3.35% 1.34% 2.98%
c
Supplemental data
Net assets, end of period (000’s) ........ $564,176 $549,338 $584,271 $617,190 $723,791 $760,173
Portfolio turnover rate ................ 19.03% 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.89 $13.41 $12.71 $14.17 $13.01 $13.73
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.42 0.43 0.35 0.08 0.27
c
Net realized and unrealized gains (losses) 0.97 0.62 0.75 (1.47) 1.27 (0.66)
Total from investment operations ........ 1.18 1.04 1.18 (1.12) 1.35 (0.39)
Less distributions from:
Net investment income .............. — (0.56) (0.48) (0.34) (0.19) (0.33)
Net asset value, end of period .......... $15.07 $13.89 $13.41 $12.71 $14.17 $13.01
Total return
d
....................... 8.49% 7.77% 9.47% (7.88)% 10.42% (2.83)%
Ratios to average net assets
e
Expenses
f
......................... 1.79% 1.76% 1.80%
g,h
1.78%
g,h
1.87%
g,h
1.81%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% 0.03% 0.02% 0.06% 0.02%
Net investment income ............... 2.96% 2.99% 3.30% 2.57% 0.55% 2.24%
c
Supplemental data
Net assets, end of period (000’s) ........ $20,966 $22,775 $27,863 $33,039 $44,228 $65,715
Portfolio turnover rate ................ 19.03% 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.64 $13.20 $12.52 $13.98 $12.87 $13.61
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.49 0.49 0.45 0.15 0.33
c
Net realized and unrealized gains (losses) 0.93 0.60 0.75 (1.49) 1.27 (0.66)
Total from investment operations ........ 1.19 1.09 1.24 (1.04) 1.42 (0.33)
Less distributions from:
Net investment income .............. — (0.65) (0.56) (0.42) (0.31) (0.41)
Net asset value, end of period .......... $14.83 $13.64 $13.20 $12.52 $13.98 $12.87
Total return
d
....................... 8.80% 8.27% 10.01% (7.44)% 11.05% (2.38)%
Ratios to average net assets
e
Expenses
f
......................... 1.31% 1.27% 1.30%
g,h
1.27%
g,h
1.37%
g,h
1.31%
g,h
Expenses - incurred in connection with
securities sold short ................. 0.03% —% 0.03% 0.02% 0.06% 0.02%
Net investment income ............... 3.73% 3.48% 3.81% 3.39% 1.10% 2.72%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,378 $2,700 $2,742 $3,725 $2,643 $2,495
Portfolio turnover rate ................ 19.03% 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.15 $13.66 $12.95 $14.45 $13.29 $14.05
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.58 0.57 0.51 0.23 0.41
c
Net realized and unrealized gains (losses) 0.99 0.64 0.78 (1.51) 1.31 (0.68)
Total from investment operations ........ 1.28 1.22 1.35 (1.00) 1.54 (0.27)
Less distributions from:
Net investment income .............. — (0.73) (0.64) (0.50) (0.38) (0.49)
Net asset value, end of period .......... $15.43 $14.15 $13.66 $12.95 $14.45 $13.29
Total return
d
....................... 9.05% 8.86% 10.57% (6.88)% 11.67% (1.79)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.78% 0.75% 0.79% 0.76% 0.87% 0.79%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.72% 0.75%
g
0.72%
g
0.82%
g
0.75%
g
Expenses - incurred in connection with
securities sold short ................. 0.03% —% 0.03% 0.02% 0.06% 0.02%
Net investment income ............... 4.02% 4.02% 4.35% 3.65% 1.63% 3.28%
c
Supplemental data
Net assets, end of period (000’s) ........ $29,737 $29,269 $30,994 $32,109 $39,292 $47,970
Portfolio turnover rate ................ 19.03% 48.47% 96.06% 101.19% 66.95% 52.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 78.7%
Aerospace & Defense 0.6%
Melrose Industries plc ................................ United Kingdom 2,305,601 $ 16,792,121
Automobile Components 3.6%
a
Aptiv plc .......................................... Jersey 684,801 46,717,124
Denso Corp. ....................................... Japan 2,590,235 34,955,969
Lear Corp. ........................................ United States 157,723 14,980,531
96,653,624
Banks 5.7%
Bank of America Corp. ............................... United States 709,130 33,556,032
BNP Paribas SA .................................... France 602,356 54,032,362
PNC Financial Services Group, Inc. (The) ................. United States 158,687 29,582,430
b
Wells Fargo & Co. ................................... United States 415,220 33,267,426
150,438,250
Beverages 1.5%
Heineken NV ...................................... Netherlands 458,636 40,012,715
Building Products 1.4%
Johnson Controls International plc ....................... United States 358,297 37,843,329
Capital Markets 1.3%
St. James's Place plc ................................ United Kingdom 2,191,881 35,716,762
Chemicals 2.4%
Avient Corp. ....................................... United States 816,495 26,380,953
a
Covestro AG ....................................... Germany 512,327 36,451,134
62,832,087
Communications Equipment 3.1%
Cisco Systems, Inc. ................................. United States 529,405 36,730,119
a,c,d,e
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 44,836,019
81,566,138
Construction & Engineering 1.3%
WillScot Holdings Corp. ............................... United States 1,220,899 33,452,633
Consumer Staples Distribution & Retail 1.3%
Dollar General Corp. ................................. United States 291,194 33,306,770
Containers & Packaging 0.9%
International Paper Co. ............................... United States 493,648 23,117,536
Distributors 0.6%
Genuine Parts Co. .................................. United States 125,215 15,189,832
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 443,097 16,218,945
a
Frontier Communications Parent, Inc. .................... United States 279,418 10,170,815
a,c,d
Windstream Holdings, Inc. ............................. United States 1,714,983 36,257,881
62,647,641
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 372,420 30,955,551
Evergy, Inc. ........................................ United States 382,452 26,362,416
PPL Corp. ......................................... United States 1,082,445 36,684,061
94,002,028
Energy Equipment & Services 2.5%
Baker Hughes Co. , A ................................. United States 853,560 32,725,490

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Schlumberger NV ................................... United States 980,053 $ 33,125,792
65,851,282
Entertainment 1.4%
Walt Disney Co. (The) ................................ United States 295,261 36,615,317
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 113,366 16,083,235
Global Payments, Inc. ................................ United States 329,028 26,335,401
b
Voya Financial, Inc. .................................. United States 349,041 24,781,911
67,200,547
Food Products 3.8%
Danone SA ........................................ France 439,703 35,977,966
Kellanova ......................................... United States 796,539 63,348,747
99,326,713
Health Care Equipment & Supplies 2.2%
a
Cooper Cos., Inc. (The) ............................... United States 279,173 19,865,950
Zimmer Biomet Holdings, Inc. .......................... United States 413,275 37,694,813
57,560,763
Health Care Providers & Services 2.5%
Elevance Health, Inc. ................................ United States 102,312 39,795,275
Fresenius SE & Co. KGaA ............................. Germany 535,270 26,936,279
66,731,554
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 637,342 43,420,201
Industrial Conglomerates 0.6%
Siemens AG ....................................... Germany 64,879 16,664,703
Insurance 9.2%
ASR Nederland NV .................................. Netherlands 785,541 52,195,724
Direct Line Insurance Group plc ........................ United Kingdom 4,630,044 19,525,431
Everest Group Ltd. .................................. United States 109,825 37,324,026
Hartford Insurance Group, Inc. (The) ..................... United States 297,171 37,702,085
Progressive Corp. (The) .............................. United States 143,010 38,163,648
Prudential plc ...................................... Hong Kong 4,632,311 57,979,169
242,890,083
Interactive Media & Services 1.2%
Alphabet, Inc. , A .................................... United States 185,088 32,618,058
Media 1.6%
a,b
Charter Communications, Inc. , A ........................ United States 98,317 40,192,973
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,903,448 3,397,034
43,590,007
Metals & Mining 1.6%
Rio Tinto plc ....................................... Australia 745,439 43,387,618
Oil, Gas & Consumable Fuels 3.5%
BP plc ............................................ United States 7,437,892 37,057,789
EOG Resources, Inc. ................................ United States 356,155 42,599,700
Hess Corp. ........................................ United States 96,052 13,307,044
92,964,533

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 4.4%
Merck & Co., Inc. ................................... United States 452,494 $ 35,819,425
Novartis AG , ADR ................................... United States 326,491 39,508,676
Roche Holding AG .................................. United States 125,107 40,837,413
116,165,514
Professional Services 0.9%
SS&C Technologies Holdings, Inc. ....................... United States 300,554 24,885,871
Semiconductors & Semiconductor Equipment 0.7%
Renesas Electronics Corp. ............................ Japan 1,471,887 18,209,350
Software 0.8%
a
Adobe, Inc. ........................................ United States 51,264 19,833,016
Specialized REITs 0.8%
American Tower Corp. ................................ United States 101,687 22,474,861
Specialty Retail 2.0%
Dick's Sporting Goods, Inc. ............................ United States 112,334 22,220,789
Gap, Inc. (The) ..................................... United States 1,392,799 30,376,946
52,597,735
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd. .......................... South Korea 968,864 42,844,737
Tobacco 1.0%
British American Tobacco plc ........................... United Kingdom 547,702 26,041,241
Trading Companies & Distributors 2.5%
AerCap Holdings NV ................................. Ireland 326,674 38,220,858
United Rentals, Inc. .................................. United States 37,799 28,477,767
66,698,625
Wireless Telecommunication Services 0.2%
a
Intelsat SA ........................................ Luxembourg 106,029 4,601,659
Total Common Stocks (Cost $ 1,701,076,876 ) ..................................
2,086,745,454
Warrants
Warrants 0.1%
Wireless Telecommunication Services 0.1%
a
Intelsat Emergence SA , 2/17/27 ........................ Luxembourg 323,376 2,195,764
2,195,764
Total Warrants (Cost $ 1,736,986 ) ............................................
2,195,764
Principal
Amount
*
Corporate Bonds 2.6%
Commercial Services & Supplies 0.2%
f
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 5,000,000 4,872,500
Media 0.7%
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ......................................... United States 13,500,000 12,497,188
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 2,000,000 2,063,192

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
iHeartCommunications, Inc. , Secured Note , 144A, 10.875% ,
5/01/30 ......................................... United States 11,000,000 $ 5,417,500
19,977,880
Specialty Retail 1.7%
f
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 24,500,000 16,170,000
f
Staples, Inc. ,
Secured Note , 144A, 12.75% , 1/15/30 .................. United States 32,000,000 21,336,209
Senior Secured Note , 144A, 10.75% , 9/01/29 ............ United States 8,000,000 7,611,401
45,117,610
Total Corporate Bonds (Cost $ 71,126,736 ) ....................................
69,967,990
g
Senior Floating Rate Interests 13.5%
Aerospace & Defense 0.5%
h
TransDigm, Inc., First Lien, CME Term Loan, 1 , 7.046% , ( 3-month
SOFR + 2.75% ), 8/24/28 ............................ United States 12,857,563 12,917,479
h
Commercial Services & Supplies 3.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.08% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 47,762,664 45,110,165
Neptune Bidco US, Inc., Second Lien, CME Term Loan , 14.08% ,
( 3-month SOFR + 9.75% ), 10/11/29 .................... United States 33,970,233 33,460,679
78,570,844
a a a a a a
Communications Equipment 5.8%
h,i
CommScope, Inc., First Lien, Initial CME Term Loan , 9.577% ,
( 1-month SOFR + 5.25% ), 12/18/29 .................... United States 12,000,000 12,163,740
c,e,j
Sorenson Communications LLC, First Lien, Term Loan, B,
PIK, 8% , 4/01/30 .................................. United States 122,461,386 108,173,450
PIK, 10% , 4/01/30 ................................. United States 31,710,957 32,804,402
153,141,592
a a a a a a
Financial Services 0.9%
h,j
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 10% , ( 3-month SOFR + 5.441% ), 9/29/28 ... Luxembourg 31,566,522 24,533,185
h
Media 0.9%
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.216% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 27,862,494 22,789,152
k
Loyalty Ventures, Inc., First Lien, Term Loan, B , 13% , ( PRIME +
5.5% ), 11/03/27 ................................... United States 26,135,994 1,960,199
24,749,351
a a a a a a
h
Passenger Airlines 0.7%
i
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 1,772,240 1,763,237
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 17,878,236 17,739,679
19,502,916
a a a a a a
Professional Services 0.3%
h
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.941% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,562,850 7,495,503

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Specialty Retail 1.4%
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 28,059,508 $ 23,587,524
Staples, Inc., First Lien, Closing Date CME Term Loan , 10.026% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 12,902,500 11,939,393
35,526,917
a a a a a a
Total Senior Floating Rate Interests (Cost $ 391,036,713 ) .......................
356,437,787
Shares
a
Companies in Liquidation 0.0%
a,c,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,c,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,164,977,311 ) ...........................
2,515,346,995
a
Short Term Investments 5.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b,m
U.S. Treasury Bills , 4 .15% , 8/07/25 ...................... United States 5,000,000 4,978,182
Total U.S. Government and Agency Securities (Cost $ 4,978,558 ) ................
4,978,182
Shares
Money Market Funds 5.0%
n,o
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 132,613,431 132,613,431
Total Money Market Funds (Cost $ 132,613,431 ) ...............................
132,613,431
Total Short Term Investments (Cost $ 137,591,989 ) .............................
137,591,613
a
Total Investments (Cost $ 2,302,569,300 ) 100.1% ..............................
$2,652,938,608
Securities Sold Short (0.4) % ................................................
(11,285,489)
Other Assets, less Liabilities 0.3% ...........................................
7,796,462
Net Assets 100.0% .........................................................
$2,649,449,581
a a a
p
Securities Sold Short ( 0 .4 ) %
Common Stocks (0.4)%
Insurance (0.4)%
Aviva plc .......................................... United Kingdom 1,327,434 (11,285,489)
Total Common Stocks (Proceeds $ (7,976,259) ) ................................
(11,285,489)
Total Securities Sold Short (Proceeds $ (7,976,259) ) ...........................
$(11,285,489)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At June 30, 2025, the aggregate value of these securities pledged amounted to $30,024,476, representing 1.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 11 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $69,967,990, representing 2.6% of net assets.
g
See Note 1(g) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The rate shown represents the yield at period end.
n
See Note 3(f) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(e) regarding securities sold short.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 19,463,383 20,258,314 7/14/25 $ — $ (2,687,708)
Euro ............. UBSW Sell 1,553,526 1,630,970 7/14/25 — (200,532)
Euro ............. WFLA Buy 39,863,332 45,494,506 7/14/25 1,501,686 —
Euro ............. WFLA Sell 18,846,423 19,616,771 7/14/25 — (2,601,897)
British Pound ...... HSBK Sell 1,728,597 2,231,564 7/21/25 — (141,410)
British Pound ...... UBSW Buy 505,794 637,477 7/21/25 56,864 —
British Pound ...... WFLA Buy 21,684,010 28,547,231 7/21/25 1,220,034 —
British Pound ...... WFLA Sell 20,461,207 24,977,543 7/21/25 — (3,111,090)
Total Forward Exchange Contracts ................................................... $2,778,584 $(8,742,637)
Net unrealized appreciation (depreciation) ............................................ $(5,964,053)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 89 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.93 $24.53 $22.86 $27.09 $25.33 $27.56
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.55 0.51 0.43 0.39 0.83
c
Net realized and unrealized gains (losses) 1.25 2.27 2.61 (2.45) 4.43 (2.11)
Total from investment operations ........ 1.53 2.82 3.12 (2.02) 4.82 (1.28)
Less distributions from:
Net investment income .............. — (0.52) (0.50) (0.37) (0.94) (0.53)
Net realized gains ................. — (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ................... — (2.42) (1.45) (2.21) (3.06) (0.95)
Net asset value, end of period .......... $26.46 $24.93 $24.53 $22.86 $27.09 $25.33
Total return
d
....................... 6.14% 11.51% 13.93% (7.11)% 19.34% (4.34)%
Ratios to average net assets
e
Expenses
f
......................... 0.75% 0.75% 0.75%
g,h
0.75%
g
0.81%
g,h
0.80%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.02%
Net investment income ............... 2.21% 2.07% 2.16% 1.70% 1.36% 3.56%
c
Supplemental data
Net assets , end of period (000’s) ........ $4,017,068 $3,946,804 $3,894,722 $3,785,598 $4,717,528 $4,376,135
Portfolio turnover rate ................ 24.30% 33.08% 35.16% 59.69% 41.18%
j
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.52 $24.16 $22.54 $26.75 $25.04 $27.26
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.47 0.45 0.36 0.31 0.76
c
Net realized and unrealized gains (losses) 1.23 2.24 2.57 (2.42) 4.39 (2.10)
Total from investment operations ........ 1.47 2.71 3.02 (2.06) 4.70 (1.34)
Less distributions from:
Net investment income .............. — (0.45) (0.45) (0.31) (0.87) (0.46)
Net realized gains ................. — (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ................... — (2.35) (1.40) (2.15) (2.99) (0.88)
Net asset value, end of period .......... $25.99 $24.52 $24.16 $22.54 $26.75 $25.04
Total return
d
....................... 6.00% 11.23% 13.64% (7.35)% 19.07% (4.60)%
Ratios to average net assets
e
Expenses
f
......................... 1.00% 1.00% 1.00%
g,h
1.00%
g
1.06%
g,h
1.05%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.02%
Net investment income ............... 1.95% 1.83% 1.91% 1.45% 1.11% 3.32%
c
Supplemental data
Net assets , end of period (000’s) ........ $2,681,215 $2,688,933 $2,726,473 $2,601,790 $3,125,320 $2,965,127
Portfolio turnover rate ................ 24.30% 33.08% 35.16% 59.69% 41.18%
j
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.86 $24.43 $22.55 $26.75 $25.02 $27.22
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.26 0.17 0.10 0.60
c
Net realized and unrealized gains (losses) 1.23 2.26 2.59 (2.41) 4.37 (2.12)
Total from investment operations ........ 1.38 2.54 2.85 (2.24) 4.47 (1.52)
Less distributions from:
Net investment income .............. — (0.21) (0.02) (0.12) (0.62) (0.26)
Net realized gains ................. — (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ................... — (2.11) (0.97) (1.96) (2.74) (0.68)
Net asset value, end of period .......... $26.24 $24.86 $24.43 $22.55 $26.75 $25.02
Total return
d
....................... 5.59% 10.42% 12.85% (8.04)% 18.13% (5.29)%
Ratios to average net assets
e
Expenses
f
......................... 1.75% 1.75% 1.75%
g,h
1.75%
g
1.81%
g,h
1.80%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.02%
Net investment income ............... 1.20% 1.08% 1.10% 0.69% 0.35% 2.63%
c
Supplemental data
Net assets , end of period (000’s) ........ $33,630 $37,704 $47,522 $158,150 $192,660 $206,196
Portfolio turnover rate ................ 24.30% 33.08% 35.16% 59.69% 41.18%
j
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.42 $24.06 $22.45 $26.65 $24.96 $27.17
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.41 0.39 0.29 0.24 0.70
c
Net realized and unrealized gains (losses) 1.21 2.23 2.55 (2.40) 4.36 (2.09)
Total from investment operations ........ 1.42 2.64 2.94 (2.11) 4.60 (1.39)
Less distributions from:
Net investment income .............. — (0.38) (0.38) (0.25) (0.79) (0.40)
Net realized gains ................. — (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ................... — (2.28) (1.33) (2.09) (2.91) (0.82)
Net asset value, end of period .......... $25.84 $24.42 $24.06 $22.45 $26.65 $24.96
Total return
d
....................... 5.86% 10.99% 13.36% (7.60)% 18.75% (4.80)%
Ratios to average net assets
e
Expenses
f
......................... 1.25% 1.25% 1.25%
g,h
1.25%
g
1.31%
g,h
1.30%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.02%
Net investment income ............... 1.70% 1.58% 1.66% 1.19% 0.86% 3.06%
c
Supplemental data
Net assets , end of period (000’s) ........ $36,997 $36,870 $38,681 $38,759 $49,843 $48,216
Portfolio turnover rate ................ 24.30% 33.08% 35.16% 59.69% 41.18%
j
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.91 $24.51 $22.84 $27.07 $25.32 $27.55
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.56 0.52 0.44 0.39 0.83
c
Net realized and unrealized gains (losses) 1.25 2.27 2.62 (2.44) 4.43 (2.09)
Total from investment operations ........ 1.53 2.83 3.14 (2.00) 4.82 (1.26)
Less distributions from:
Net investment income .............. — (0.53) (0.52) (0.39) (0.95) (0.55)
Net realized gains ................. — (1.90) (0.95) (1.84) (2.12) (0.42)
Total distributions ................... — (2.43) (1.47) (2.23) (3.07) (0.97)
Net asset value, end of period .......... $26.44 $24.91 $24.51 $22.84 $27.07 $25.32
Total return
d
....................... 6.14% 11.57% 14.00% (7.05)% 19.37% (4.27)%
Ratios to average net assets
e
Expenses
f
......................... 0.70% 0.70% 0.71%
g,h
0.68%
g
0.74%
g,h
0.72%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.02%
Net investment income ............... 2.25% 2.12% 2.21% 1.76% 1.40% 3.57%
c
Supplemental data
Net assets , end of period (000’s) ........ $330,981 $329,655 $302,249 $286,332 $372,115 $1,449,696
Portfolio turnover rate ................ 24.30% 33.08% 35.16% 59.69% 41.18%
j
21.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( e ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Automobiles 1.5%
General Motors Co. .................................. United States 2,103,544 $ 103,515,400
Banks 10.3%
Bank of America Corp. ............................... United States 3,408,182 161,275,172
BNP Paribas SA .................................... France 1,609,347 144,361,174
JPMorgan Chase & Co. ............................... United States 542,204 157,190,362
PNC Financial Services Group, Inc. (The) ................. United States 766,110 142,818,226
Wells Fargo & Co. ................................... United States 1,563,209 125,244,305
730,889,239
Building Products 1.7%
Johnson Controls International plc ....................... United States 1,144,549 120,887,265
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 137,689 144,470,183
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 1,718,891 119,256,658
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 549,255 116,859,494
Consumer Staples Distribution & Retail 3.3%
Dollar General Corp. ................................. United States 1,155,635 132,181,531
Target Corp. ....................................... United States 1,058,078 104,379,395
236,560,926
Containers & Packaging 1.6%
International Paper Co. ............................... United States 2,412,029 112,955,318
Diversified Telecommunication Services 0.7%
a,b,c
Windstream Holdings, Inc. ............................. United States 2,243,497 47,431,634
Electric Utilities 3.6%
Entergy Corp. ...................................... United States 1,347,248 111,983,254
PPL Corp. ......................................... United States 4,189,028 141,966,159
253,949,413
Electronic Equipment, Instruments & Components 1.6%
b
Flex Ltd. .......................................... United States 2,271,822 113,409,354
Energy Equipment & Services 1.6%
Schlumberger NV ................................... United States 3,298,162 111,477,876
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 921,598 114,287,368
Financial Services 6.7%
Apollo Global Management, Inc. ........................ United States 773,831 109,783,404
b
Fiserv, Inc. ........................................ United States 862,391 148,684,832
Global Payments, Inc. ................................ United States 1,357,935 108,689,118
Voya Financial, Inc. .................................. United States 1,496,800 106,272,800
473,430,154
Food Products 1.0%
Kellanova ......................................... United States 915,404 72,802,080
Health Care Equipment & Supplies 4.9%
Baxter International, Inc. .............................. United States 3,310,797 100,250,933
Medtronic plc ...................................... United States 1,621,701 141,363,676

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......................... United States 1,139,532 $ 103,936,714
345,551,323
Health Care Providers & Services 4.0%
CVS Health Corp. ................................... United States 1,950,148 134,521,209
Elevance Health, Inc. ................................ United States 387,457 150,705,275
285,226,484
Household Durables 1.7%
DR Horton, Inc. ..................................... United States 951,029 122,606,659
Insurance 3.3%
Hartford Insurance Group, Inc. (The) ..................... United States 960,771 121,893,016
Progressive Corp. (The) .............................. United States 418,823 111,767,106
233,660,122
Interactive Media & Services 2.0%
Alphabet, Inc., A .................................... United States 799,105 140,826,274
Machinery 2.0%
Dover Corp. ....................................... United States 783,601 143,579,211
Media 3.7%
b
Charter Communications, Inc., A ........................ United States 395,949 161,867,911
Comcast Corp., A ................................... United States 2,900,895 103,532,942
265,400,853
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 446,534 140,167,023
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 1,086,709 155,605,862
EOG Resources, Inc. ................................ United States 1,228,342 146,921,987
Hess Corp. ........................................ United States 247,708 34,317,466
336,845,315
Personal Care Products 1.4%
Kenvue, Inc. ....................................... United States 4,842,452 101,352,520
Pharmaceuticals 5.0%
Merck & Co., Inc. ................................... United States 1,564,240 123,825,238
Novartis AG, ADR ................................... United States 944,486 114,292,251
Roche Holding AG .................................. United States 364,654 119,030,318
357,147,807
Professional Services 3.3%
KBR, Inc. ......................................... United States 2,358,172 113,050,766
SS&C Technologies Holdings, Inc. ....................... United States 1,436,018 118,902,290
231,953,056
Retail REITs 1.9%
Brixmor Property Group, Inc. ........................... United States 5,080,366 132,292,731
Semiconductors & Semiconductor Equipment 1.7%
NXP Semiconductors NV ............................. Netherlands 562,670 122,937,768
Software 3.0%
b
Adobe, Inc. ........................................ United States 296,062 114,540,467

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Gen Digital, Inc. .................................... United States 3,431,245 $ 100,878,603
215,419,070
Specialized REITs 1.8%
American Tower Corp. ................................ United States 585,619 129,433,511
Specialty Retail 1.5%
b
Ulta Beauty, Inc. .................................... United States 219,940 102,892,331
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 2,385,667 113,429,802
Trading Companies & Distributors 3.9%
AerCap Holdings NV ................................. Ireland 992,600 116,134,200
Ferguson Enterprises, Inc. ............................ United States 722,883 157,407,773
273,541,973
Total Common Stocks (Cost $5,080,992,920) ..................................
6,666,446,195
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 25,700,000 16,962,000
Total Corporate Bonds (Cost $16,585,558) ....................................
16,962,000
e
Senior Floating Rate Interests 2.4%
f
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A, 9.08%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 37,517,487 35,433,953
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B,
9.33%, (3-month SOFR + 5%), 4/11/29 .................. United States 43,130,708 40,904,733
76,338,686
a a a a a a
Media 0.2%
f
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B, 10.216%, (1-month SOFR + 5.775%), 5/01/29 ..... United States 20,397,525 16,683,441
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.941%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 30,766,956 30,492,976
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 8.807%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 54,602,896 45,900,559
Total Senior Floating Rate Interests (Cost $170,258,561) .......................
169,415,662
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Companies in Liquidation
(continued)
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 $ —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $5,267,837,039) ...........................
6,852,823,857
a
Short Term Investments 3.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
h,i
U.S. Treasury Bills ,
3.9%, 7/17/25 .................................... United States 5,000,000 4,990,811
4.18%, 10/09/25 ................................... United States 5,000,000 4,942,049
9,932,860
Total U.S. Government and Agency Securities (Cost $9,934,378) ................
9,932,860
Shares
Money Market Funds 3.4%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 4.332% .. United States 239,810,730 239,810,730
Total Money Market Funds (Cost $239,810,730) ...............................
239,810,730
Total Short Term Investments (Cost $249,745,108 ) .............................
249,743,590
a
Total Investments (Cost $5,517,582,147) 100.0% ..............................
$7,102,567,447
Other Assets, less Liabilities (0.0)%
†
.........................................
(2,675,535)
Net Assets 100.0% .........................................................
$7,099,891,912
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was
$16,962,000, representing 0.2% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2025, the value of this security pledged amounted to
$6,486,454, representing 0.1% of net assets.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
See Abbreviations on page 89 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 56,709,520 65,229,291 7/14/25 $ 1,627,426 $ —
Euro ............. BOFA Sell 57,777,073 61,095,167 7/14/25 — (7,020,124)
Euro ............. HSBK Buy 52,718,339 60,845,504 7/14/25 1,305,879 —
Euro ............. UBSW Buy 10,792,070 11,893,495 7/14/25 829,631 —
Euro ............. UBSW Sell 24,329,221 25,923,311 7/14/25 — (2,759,208)
Euro ............. WFLA Sell 38,113,634 39,693,531 7/14/25 — (5,239,885)
British Pound ...... BOFA Buy 15,575,273 20,809,966 7/21/25 571,377 —
British Pound ...... UBSW Buy 600,676 776,519 7/21/25 48,074 —
British Pound ...... WFLA Buy 3,479,848 4,408,532 7/21/25 368,518 —
British Pound ...... WFLA Sell 19,655,797 24,014,473 7/21/25 — (2,968,512)
Total Forward Exchange Contracts ................................................... $4,750,905 $(17,987,729)
Net unrealized appreciation (depreciation) ............................................ $(13,236,824)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,279,976,291 $7,019,204,954 $808,306,779
Cost - Non-controlled affiliates (Note 3 f ) ...................... 51,871,825 272,303,709 46,289,433
Value - Unaffiliated issuers ................................ $3,260,942,738 $9,034,680,942 $1,014,593,014
Value - Non-controlled affiliates (Note 3 f ) ...................... 51,871,825 272,303,709 46,289,433
Cash .................................................. — 2,376,739 7,863
Foreign currency, at value (cost $–, $2,789,999 and $994,480, respectively) ............................................ — 2,793,971 995,034
Receivables:
Investment securities sold ................................. 3,354,012 — —
Capital shares sold ...................................... 352,688 3,141,135 1,324,360
Dividends and interest ................................... 8,808,166 28,549,787 3,398,933
European Union tax reclaims (Note 1 h ) ....................... — — 537,540
Deposits with brokers for:
Securities sold short ................................... — — 2,530,211
Unrealized appreciation on OTC forward exchange contracts ........ — 13,541,283 —
Other assets ............................................ 512,228 1,765,670 11,449
Total assets ........................................ 3,325,841,657 9,359,153,236 1,069,687,837
Liabilities:
Payables:
Investment securities purchased ............................ 3,303,328 1,467 210
Capital shares redeemed ................................. 2,178,354 6,506,644 910,397
Management fees ....................................... 1,817,051 6,338,862 639,996
Distribution fees ........................................ 183,930 1,220,150 78,065
Transfer agent fees ...................................... 447,462 2,069,704 268,896
Trustees' fees and expenses ............................... 188,373 820,887 113,637
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. — 11,143,307 —
Securities sold short, at value (proceeds $–, $– and $2,377,033, respectively) ............................................ — — 3,363,251
Unrealized depreciation on OTC forward exchange contracts ........ — 41,697,065 —
Accrued expenses and other liabilities ......................... 209,450 498,577 217,122
Total liabilities ....................................... 8,327,948 70,296,663 5,591,574
Net assets, at value ............................... $3,317,513,709 $9,288,856,573 $1,064,096,263
Net assets consist of:
Paid-in capital ........................................... $2,225,621,477 $6,481,372,747 $866,839,374
Total distributable earnings (losses) ........................... 1,091,892,232 2,807,483,826 197,256,889
Net assets, at value ............................... $3,317,513,709 $9,288,856,573 $1,064,096,263

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class Z:
Net assets, at value ..................................... $2,202,450,833 $3,279,514,964 $667,163,345
Shares outstanding ...................................... 122,926,174 100,345,417 22,196,148
Net asset value and maximum offering price per share
a
........... $17.92 $32.68 $30.06
Class A:
Net assets, at value ..................................... $844,536,592 $5,287,174,742 $350,590,950
Shares outstanding ...................................... 47,875,355 167,444,262 12,082,002
Net asset value per share
a,b
................................ $17.64 $31.58 $29.02
Maximum offering price per share (net asset value per share ÷
94.50%)
a
.............................................. $18.67 $33.42 $30.71
Class C:
Net assets, at value ..................................... $14,464,646 $126,065,757 $7,524,235
Shares outstanding ...................................... 813,268 3,965,195 253,812
Net asset value and maximum offering price per share
a,b
.......... $17.79 $31.79 $29.64
Class R:
Net assets, at value ..................................... $1,347,678 $108,517,610 $3,834,717
Shares outstanding ...................................... 77,882 3,510,948 136,025
Net asset value and maximum offering price per share
a
........... $17.30 $30.91 $28.19
Class R6:
Net assets, at value ..................................... $254,713,960 $487,583,500 $34,983,016
Shares outstanding ...................................... 14,223,210 14,926,863 1,164,212
Net asset value and maximum offering price per share
a
........... $17.91 $32.66 $30.05
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,018,494,481 $5,277,771,417
Cost - Non-controlled affiliates (Note 3 f and 11 ) .................................. 284,074,819 239,810,730
Value - Unaffiliated issuers ................................................. $2,334,511,306 $6,862,756,717
Value - Non-controlled affiliates (Note 3 f and 11 ) ................................. 318,427,302 239,810,730
Cash ................................................................... 1,546,677 1,593,379
Foreign currency, at value (cost $565,299 and $–, respectively) ....................... 566,103 —
Receivables:
Capital shares sold ....................................................... 459,500 1,438,058
Dividends and interest .................................................... 11,254,773 15,888,192
European Union tax reclaims (Note 1 h ) ........................................ 785,622 736,790
Deposits with brokers for:
Securities sold short .................................................... 8,434,305 —
Unrealized appreciation on OTC forward exchange contracts ......................... 2,778,584 4,750,905
Other assets ............................................................. 929,267 915,412
Total assets ......................................................... 2,679,693,439 7,127,890,183
Liabilities:
Payables:
Investment securities purchased ............................................. 6,825,154 —
Capital shares redeemed .................................................. 1,023,072 3,655,281
Management fees ........................................................ 1,449,958 3,820,524
Distribution fees ......................................................... 133,046 584,016
Transfer agent fees ....................................................... 327,660 901,002
Trustees' fees and expenses ................................................ 238,205 736,216
Securities sold short, at value (proceeds $7,976,259 and $– , respectively ) ............... 11,285,489 —
Unrealized depreciation on OTC forward exchange contracts ......................... 8,742,637 17,987,729
Accrued expenses and other liabilities .......................................... 218,637 313,503
Total liabilities ........................................................ 30,243,858 27,998,271
Net assets, at value ................................................ $2,649,449,581 $7,099,891,912
Net assets consist of:
Paid-in capital ............................................................ $2,789,452,588 $5,056,539,894
Total distributable earnings (losses) ............................................ (140,003,007) 2,043,352,018
Net assets, at value ................................................ $2,649,449,581 $7,099,891,912

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ...................................................... $2,031,192,113 $4,017,068,400
Shares outstanding ....................................................... 131,508,828 151,839,717
Net asset value and maximum offering price per share
a
............................ $15.45 $26.46
Class A:
Net assets, at value ...................................................... $564,176,233 $2,681,215,190
Shares outstanding ....................................................... 37,268,703 103,181,508
Net asset value per share
a,b
................................................. $15.14 $25.99
Maximum offering price per share (net asset value per share ÷ 94.50%)
a
............... $16.02 $27.50
Class C:
Net assets, at value ...................................................... $20,965,929 $33,629,677
Shares outstanding ....................................................... 1,391,239 1,281,492
Net asset value and maximum offering price per share
a,b
........................... $15.07 $26.24
Class R:
Net assets, at value ...................................................... $3,378,074 $36,997,245
Shares outstanding ....................................................... 227,762 1,431,611
Net asset value and maximum offering price per share
a
............................ $14.83 $25.84
Class R6:
Net assets, at value ...................................................... $29,737,232 $330,981,400
Shares outstanding ....................................................... 1,927,677 12,519,630
Net asset value and maximum offering price per share
a
............................ $15.43 $26.44
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $2,174,431, $7,012,252 and
$1,499,421, respectively)
Unaffiliated issuers ...................................... $44,750,057 $146,361,594 $18,843,222
Non-controlled affiliates (Note 3 f ) ........................... 77,036 251,943 38,844
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... — (1,247,612) —
Paid in cash
a
......................................... 742,945 19,829,343 541,847
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — 117,358 (2,893)
Non-controlled affiliates (Note 3 f ) ........................... — 67 2,893
Other income (Note 1 h ) .................................... — 163,980 163,195
Total investment income ................................. 45,570,038 165,476,673 19,587,108
Expenses:
Management fees (Note 3 a ) ................................. 10,581,279 37,384,533 3,524,596
Distribution fees: (Note 3c )
    Class A .............................................. 1,004,410 6,329,654 387,680
    Class C .............................................. 72,188 655,449 34,254
    Class R .............................................. 3,082 265,772 6,526
Transfer agent fees: (Note 3e )
    Class Z .............................................. 653,254 1,524,923 380,191
    Class A .............................................. 251,789 2,472,137 220,668
    Class C .............................................. 4,521 63,820 4,872
    Class R .............................................. 386 51,855 1,874
    Class R6 ............................................. 22,966 59,494 8,115
Custodian fees .......................................... 50,657 148,095 1,325
Reports to shareholders fees ................................ 48,081 252,645 23,365
Registration and filing fees .................................. 42,172 54,456 37,853
Professional fees ......................................... 94,906 137,920 92,608
Trustees' fees and expenses ................................ 90,325 257,109 29,663
Dividends on securities sold short ............................ — — 122,101
Other .................................................. 49,502 170,084 60,836
Total expenses ....................................... 12,969,518 49,827,946 4,936,527
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ — (10,790) (212,454)
Net expenses ....................................... 12,969,518 49,817,156 4,724,073
Net investment income .............................. 32,600,520 115,659,517 14,863,035

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 69,739,856 610,171,024 51,784,425
Foreign currency transactions .............................. (100,195) 1,379,376 73,697
Forward exchange contracts ............................... — 3,906,341 —
Futures contracts ....................................... — (21,618,301) —
Net realized gain (loss) ................................ 69,639,661 593,838,440 51,858,122
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 289,773,756 500,766,996 124,850,173
Translation of other assets and liabilities denominated in foreign currencies ........................................... 391,409 938,358 566,438
Forward exchange contracts ............................... — (50,130,476) —
Futures contracts ....................................... — (5,581,208) —
Securities sold short ..................................... — — (1,033,977)
Net change in unrealized appreciation (depreciation) .......... 290,165,165 445,993,670 124,382,634
Net realized and unrealized gain (loss) .......................... 359,804,826 1,039,832,110 176,240,756
Net increase (decrease) in net assets resulting from operations ........ $392,405,346 $1,155,491,627 $191,103,791

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,251,475 and $2,314,927, respectively)
Unaffiliated issuers ....................................................... $32,298,321 $87,398,100
Non-controlled affiliates (Note 3 f and 11 ) ....................................... 232,628 431,357
Interest:
Unaffiliated issuers:
Payment-in-kind ........................................................ 236,361 —
Paydown gain (loss) .................................................... (799,298) (965,419)
Paid in cash
a
.......................................................... 23,495,685 15,265,527
Non-controlled affiliates: (Note 11)
Payment-in-kind ........................................................ 6,287,790 —
Other income (Note 1 h ) ..................................................... — 853
Total investment income .................................................. 61,751,487 102,130,418
Expenses:
Management fees (Note 3 a ) .................................................. 8,702,760 23,045,960
Distribution fees: (Note 3c )
    Class A ............................................................... 688,250 3,282,217
    Class C ............................................................... 107,399 173,974
    Class R ............................................................... 9,022 90,014
Transfer agent fees: (Note 3e )
    Class Z ............................................................... 589,891 1,269,860
    Class A ............................................................... 164,520 855,473
    Class C ............................................................... 6,408 11,292
    Class R ............................................................... 1,093 11,732
    Class R6 .............................................................. 7,210 27,280
Custodian fees ........................................................... 22,899 25,757
Reports to shareholders fees ................................................. 49,901 122,209
Registration and filing fees ................................................... 44,074 52,185
Professional fees .......................................................... 94,336 94,863
Trustees' fees and expenses ................................................. 75,969 200,422
Dividends on securities sold short ............................................. 409,713 —
Other ................................................................... 64,746 122,605
Total expenses ........................................................ 11,038,191 29,385,843
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (4,314) —
Net expenses ........................................................ 11,033,877 29,385,843
Net investment income ............................................... 50,717,610 72,744,575

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (1,296,548) 257,559,675
Foreign currency transactions ............................................... 271,072 265,197
Forward exchange contracts ................................................ 4,116,414 2,157,525
Futures contracts ........................................................ (923,589) (1,174,492)
Net realized gain (loss) ................................................. 2,167,349 258,807,905
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 191,306,004 94,181,942
Non-controlled affiliates (Note 3 f and 11 ) ..................................... (7,784,040) —
Translation of other assets and liabilities denominated in foreign currencies ............. 1,015,242 138,983
Forward exchange contracts ................................................ (9,975,819) (14,518,422)
Futures contracts ........................................................ (275,551) (454,302)
Securities sold short ...................................................... (3,469,509) —
Net change in unrealized appreciation (depreciation) ........................... 170,816,327 79,348,201
Net realized and unrealized gain (loss) ........................................... 172,983,676 338,156,106
Net increase (decrease) in net assets resulting from operations ......................... $223,701,286 $410,900,681
a
Includes amortization of premium and accretion of discount.

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Beacon Fund Franklin Mutual Global Discovery Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $32,600,520 $59,343,674 $115,659,517 $175,107,689
Net realized gain (loss) ............ 69,639,661 147,153,491 593,838,440 907,106,803
Net change in unrealized appreciation
(depreciation) ................. 290,165,165 36,314,436 445,993,670 (650,780,636)
Net increase (decrease) in net
assets resulting from operations . 392,405,346 242,811,601 1,155,491,627 431,433,856
Distributions to shareholders:
Class Z ........................ — (120,310,928) — (323,093,126)
Class A ........................ — (45,042,876) — (526,990,456)
Class C ........................ — (711,008) — (13,335,827)
Class R ........................ — (63,800) — (11,195,769)
Class R6 ....................... — (12,864,674) — (49,580,860)
Total distributions to shareholders ..... — (178,993,286) — (924,196,038)
Capital share transactions: (Note 2 )
Class Z ........................ (98,944,264) (108,808,330) (165,986,143) 94,087,029
Class A ........................ (43,449,828) (57,380,107) (317,960,911) 65,300,778
Class C ........................ (2,039,636) (3,018,610) (27,521,492) (30,032,147)
Class R ........................ 35,015 (218,962) (11,633,827) (2,158,173)
Class R6 ....................... 7,532,071 (23,405,608) (42,665,846) (5,335,731)
Total capital share transactions ....... (136,866,642) (192,831,617) (565,768,219) 121,861,756
Net increase (decrease) in net
assets ..................... 255,538,704 (129,013,302) 589,723,408 (370,900,426)
Net assets:
Beginning of period ................ 3,061,975,005 3,190,988,307 8,699,133,165 9,070,033,591
End of period ..................... $3,317,513,709 $3,061,975,005 $9,288,856,573 $8,699,133,165

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual International Value Fund Franklin Mutual Quest Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $14,863,035 $16,209,401 $50,717,610 $104,366,772
Net realized gain (loss) ............ 51,858,122 54,949,679 2,167,349 104,825,589
Net change in unrealized appreciation
(depreciation) ................. 124,382,634 (43,247,266) 170,816,327 16,475,145
Net increase (decrease) in net
assets resulting from operations . 191,103,791 27,911,814 223,701,286 225,667,506
Distributions to shareholders:
Class Z ........................ — (14,258,473) — (96,037,093)
Class A ........................ — (7,993,478) — (26,054,943)
Class C ........................ — (121,817) — (891,944)
Class R ........................ — (45,028) — (122,847)
Class R6 ....................... — (698,748) — (1,452,581)
Total distributions to shareholders ..... — (23,117,544) — (124,559,408)
Capital share transactions: (Note 2 )
Class Z ........................ 85,744,046 (18,814,173) (101,092,091) (142,501,419)
Class A ........................ 5,965,958 (11,376,847) (32,418,982) (56,884,263)
Class C ........................ (223,359) (2,613,444) (3,554,270) (6,182,262)
Class R ........................ 1,586,803 974,411 403,474 (137,685)
Class R6 ....................... 6,242,775 13,543,725 (2,069,944) (2,927,801)
Total capital share transactions ....... 99,316,223 (18,286,328) (138,731,813) (208,633,430)
Net increase (decrease) in net
assets ..................... 290,420,014 (13,492,058) 84,969,473 (107,525,332)
Net assets:
Beginning of period ................ 773,676,249 787,168,307 2,564,480,108 2,672,005,440
End of period ..................... $1,064,096,263 $773,676,249 $2,649,449,581 $2,564,480,108

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Shares Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $72,744,575 $142,326,996
Net realized gain (loss) ................................................. 258,807,905 633,802,107
Net change in unrealized appreciation (depreciation) ........................... 79,348,201 450,680
Net increase (decrease) in net assets resulting from operations ................ 410,900,681 776,579,783
Distributions to shareholders:
Class Z ............................................................. — (357,869,047)
Class A ............................................................. — (238,418,891)
Class C ............................................................. — (3,025,840)
Class R ............................................................. — (3,187,409)
Class R6 ............................................................ — (29,619,652)
Total distributions to shareholders .......................................... — (632,120,839)
Capital share transactions: (Note 2 )
Class Z ............................................................. (163,536,785) (26,710,256)
Class A ............................................................. (161,522,666) (94,032,932)
Class C ............................................................. (5,913,361) (11,227,751)
Class R ............................................................. (1,955,035) (2,659,900)
Class R6 ............................................................ (18,046,605) 20,489,786
Total capital share transactions ............................................ (350,974,452) (114,141,053)
Net increase (decrease) in net assets ................................... 59,926,229 30,317,891
Net assets:
Beginning of period ..................................................... 7,039,965,683 7,009,647,792
End of period .......................................................... $7,099,891,912 $7,039,965,683

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of five separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class Z, Class A, Class
C, Class R and Class R6. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At June 30, 2025, certain or all Funds had OTC derivatives
in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2025, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Mutual Global
Discovery Fund $31,457,499 $16,512,576
Franklin Mutual Quest Fund $5,964,053 $2,572,723
Franklin Mutual Shares Fund $14,542,703 $6,486,454
Collateral
Received
Franklin Mutual Global Discovery Fund $2,630,941
Franklin Mutual Quest Fund $–
Franklin Mutual Shares Fund $989,557
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
or receivable in the Statements of Assets and Liabilities.
Futures contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 10 regarding other derivative information.
e. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund.
At June 30, 2025, Franklin Mutual Beacon Fund, Franklin
Mutual Global Discovery Fund, and Franklin Mutual Shares
Fund had no securities sold short.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2025, the Funds had no
securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. Franklin Mutual
Global Discovery Fund and Franklin Mutual International
Value Fund previously determined to enter into a closing
agreement with the IRS and recorded any adjustments to
estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2025
Shares sold ................................... 1,687,811 $28,151,476 2,617,691 $80,146,283
Shares redeemed ............................... (7,625,909) (127,095,740) (8,048,575) (246,132,426)
Net increase (decrease) .......................... (5,938,098) $(98,944,264) (5,430,884) $(165,986,143)
Year ended December 31, 2024
Shares sold ................................... 4,628,851 $76,350,038 4,337,312 $138,009,892
Shares issued in reinvestment of distributions .......... 7,057,453 111,717,085 10,255,124 296,159,674
Shares issued on reorganization .................... — — 3,663,438 115,654,746
Shares redeemed ............................... (17,941,351) (296,875,453) (14,425,499) (455,737,283)
Net increase (decrease) .......................... (6,255,047) $(108,808,330) 3,830,375 $94,087,029
Class A
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 971,319 $15,991,940 4,096,612 $121,186,926
Shares redeemed ............................... (3,621,290) (59,441,768) (14,864,707) (439,147,837)
Net increase (decrease) .......................... (2,649,971) $(43,449,828) (10,768,095) $(317,960,911)
Year ended December 31, 2024
Shares sold
a
................................... 1,900,087 $30,960,683 7,388,762 $227,146,545
Shares issued in reinvestment of distributions .......... 2,799,453 43,699,271 18,423,846 514,969,432
Shares issued on reorganization .................... — — 7,630,056 233,632,313
Shares redeemed ............................... (8,087,183) (132,040,061) (29,627,687) (910,447,512)
Net increase (decrease) .......................... (3,387,643) $(57,380,107) 3,814,977 $65,300,778
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 69,730 $1,155,748 243,034 $7,289,229
Shares redeemed
a
.............................. (193,957) (3,195,384) (1,166,103) (34,810,721)
Net increase (decrease) .......................... (124,227) $(2,039,636) (923,069) $(27,521,492)
Year ended December 31, 2024
Shares sold ................................... 114,716 $1,895,660 450,184 $13,933,203
Shares issued in reinvestment of distributions .......... 44,557 704,080 469,670 13,283,045
Shares issued on reorganization .................... — — 363,201 11,182,954
Shares redeemed
a
.............................. (339,314) (5,618,350) (2,211,808) (68,431,349)
Net increase (decrease) .......................... (180,041) $(3,018,610) (928,753) $(30,032,147)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 4,552 $72,730 170,890 $5,017,334
Shares redeemed ............................... (2,353) (37,715) (574,540) (16,651,161)
Net increase (decrease) .......................... 2,199 $35,015 (403,650) $(11,633,827)
Year ended December 31, 2024
Shares sold ................................... 9,994 $162,148 332,581 $10,007,373
Shares issued in reinvestment of distributions .......... 4,162 63,800 408,162 11,184,219
Shares redeemed ............................... (27,633) (444,910) (774,085) (23,349,765)
Net increase (decrease) .......................... (13,477) $(218,962) (33,342) $(2,158,173)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 1,629,588 $27,329,894 809,502 $24,798,239
Shares redeemed ............................... (1,191,203) (19,797,823) (2,214,467) (67,464,085)
Net increase (decrease) .......................... 438,385 $7,532,071 (1,404,965) $(42,665,846)
Year ended December 31, 2024
Shares sold ................................... 1,692,575 $27,752,382 1,806,632 $57,329,779
Shares issued in reinvestment of distributions .......... 266,972 4,223,430 1,706,770 49,236,491
Shares issued on reorganization .................... — — 86,927 2,743,420
Shares redeemed ............................... (3,377,197) (55,381,420) (3,611,060) (114,645,421)
Net increase (decrease) .......................... (1,417,650) $(23,405,608) (10,731) $(5,335,731)
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2025
Shares sold ................................... 4,890,820 $139,792,807 3,063,640 $45,106,431
Shares redeemed ............................... (1,987,481) (54,048,761) (9,916,729) (146,198,522)
Net increase (decrease) .......................... 2,903,339 $85,744,046 (6,853,089) $(101,092,091)
Year ended December 31, 2024
Shares sold ................................... 2,088,669 $52,373,724 6,788,296 $98,003,437
Shares issued in reinvestment of distributions .......... 526,616 13,114,755 6,408,210 90,616,957
Shares redeemed ............................... (3,367,974) (84,302,652) (22,911,380) (331,121,813)
Net increase (decrease) .......................... (752,689) $(18,814,173) (9,714,874) $(142,501,419)
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 1,256,174 $33,905,790 958,652 $13,835,150
Shares redeemed ............................... (1,074,595) (27,939,832) (3,199,472) (46,254,132)
Net increase (decrease) .......................... 181,579 $5,965,958 (2,240,820) $(32,418,982)
Year ended December 31, 2024
Shares sold
a
................................... 1,431,038 $35,354,870 1,881,427 $26,710,493
Shares issued in reinvestment of distributions .......... 305,197 7,368,785 1,844,874 25,608,731
Shares redeemed ............................... (2,225,027) (54,100,502) (7,694,426) (109,203,487)
Net increase (decrease) .......................... (488,792) $(11,376,847) (3,968,125) $(56,884,263)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 54,986 $1,513,112 85,031 $1,231,266
Shares redeemed
a
.............................. (63,969) (1,736,471) (333,044) (4,785,536)
Net increase (decrease) .......................... (8,983) $(223,359) (248,013) $(3,554,270)
Year ended December 31, 2024
Shares sold ................................... 34,967 $867,483 158,618 $2,224,386
Shares issued in reinvestment of distributions .......... 4,753 119,622 64,257 891,416
Shares redeemed
a
.............................. (146,693) (3,600,549) (660,672) (9,298,064)
Net increase (decrease) .......................... (106,973) $(2,613,444) (437,797) $(6,182,262)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 73,822 $1,920,363 175,670 $2,505,294
Shares redeemed ............................... (13,045) (333,560) (145,879) (2,101,820)
Net increase (decrease) .......................... 60,777 $1,586,803 29,791 $403,474
Year ended December 31, 2024
Shares sold ................................... 48,833 $1,169,548 28,479 $392,253
Shares issued in reinvestment of distributions .......... 1,923 45,028 9,025 122,847
Shares redeemed ............................... (10,112) (240,165) (47,319) (652,785)
Net increase (decrease) .......................... 40,644 $974,411 (9,815) $(137,685)
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 361,669 $10,015,883 100,722 $1,495,932
Shares redeemed ............................... (139,947) (3,773,108) (241,763) (3,565,876)
Net increase (decrease) .......................... 221,722 $6,242,775 (141,041) $(2,069,944)
Year ended December 31, 2024
Shares sold ................................... 653,798 $16,756,063 256,452 $3,690,411
Shares issued in reinvestment of distributions .......... 23,414 582,147 101,554 1,434,042
Shares redeemed ............................... (150,088) (3,794,485) (557,444) (8,052,254)
Net increase (decrease) .......................... 527,124 $13,543,725 (199,438) $(2,927,801)
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2025
Shares sold .................................................................. 2,421,750 $61,224,786
Shares redeemed .............................................................. (8,878,490) (224,761,571)
Net increase (decrease) ......................................................... (6,456,740) $(163,536,785)
Year ended December 31, 2024
Shares sold .................................................................. 4,161,880 $109,730,682
Shares issued in reinvestment of distributions ......................................... 12,679,548 317,035,751
Shares redeemed .............................................................. (17,307,832) (453,476,689)
Net increase (decrease) ......................................................... (466,404) $(26,710,256)
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
.................................................................. 2,042,325 $50,617,752
Shares redeemed .............................................................. (8,523,262) (212,140,418)
Net increase (decrease) ......................................................... (6,480,937) $(161,522,666)
Year ended December 31, 2024
Shares sold
a
.................................................................. 4,534,162 $116,895,815
Shares issued in reinvestment of distributions ......................................... 9,443,553 232,264,104
Shares redeemed .............................................................. (17,166,830) (443,192,851)
Net increase (decrease) ......................................................... (3,189,115) $(94,032,932)
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold .................................................................. 73,863 $1,861,004
Shares redeemed
a
............................................................. (309,306) (7,774,365)
Net increase (decrease) ......................................................... (235,443) $(5,913,361)
Year ended December 31, 2024
Shares sold .................................................................. 155,803 $4,077,258
Shares issued in reinvestment of distributions ......................................... 120,828 3,014,208
Shares redeemed
a
............................................................. (704,994) (18,319,217)
Net increase (decrease) ......................................................... (428,363) $(11,227,751)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold .................................................................. 57,213 $1,420,256
Shares redeemed .............................................................. (135,686) (3,375,291)
Net increase (decrease) ......................................................... (78,473) $(1,955,035)
Year ended December 31, 2024
Shares sold .................................................................. 131,767 $3,389,485
Shares issued in reinvestment of distributions ......................................... 130,108 3,187,381
Shares redeemed .............................................................. (359,303) (9,236,766)
Net increase (decrease) ......................................................... (97,428) $(2,659,900)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Shares Fund
Shares Amount
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold .................................................................. 238,717 $6,040,888
Shares redeemed .............................................................. (953,329) (24,087,493)
Net increase (decrease) ......................................................... (714,612) $(18,046,605)
Year ended December 31, 2024
Shares sold .................................................................. 1,344,500 $33,682,019
Shares issued in reinvestment of distributions ......................................... 1,183,900 29,577,836
Shares redeemed .............................................................. (1,625,868) (42,770,069)
Net increase (decrease) ......................................................... 902,532 $20,489,786
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Gross effective investment management fee rate ................... 0.675% 0.841% 0.800%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate .................................... 0.675% 0.667%
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class A ............................... 0.35% 0.35% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2025, investments in affiliated management investment companies were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $10,707 $82,622 $18,446
CDSC retained ............................................ $3,265 $6,798 $1,980
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $7,632 $32,106
CDSC retained ............................................................. $(3,821) $733
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Transfer agent fees ......................................... $306,813 $1,147,864 $116,433
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees .......................................................... $277,976 $724,056
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $60,878,886 $(9,007,061) $— $— $51,871,825 51,871,825 $77,036
Total Affiliated Securities ... $— $60,878,886 $(9,007,061) $— $— $51,871,825 $77,036
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $278,089,799 $(5,786,090) $— $— $272,303,709 272,303,709 $251,943
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $617,000 $(617,000) $— $— $— — $67
Total Affiliated Securities ... $— $278,706,799 $(6,403,090) $— $— $272,303,709 $252,010
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $49,973,795 $(3,684,362) $— $— $46,289,433 46,289,433 $38,844
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $26,554,000 $(26,554,000) $— $— $— — $2,893
Total Affiliated Securities ... $— $76,527,795 $(30,238,362) $— $— $46,289,433 $41,737
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $145,789,998 $(13,176,567) $— $— $132,613,431 132,613,431 $232,628
Total Affiliated Securities ... $— $145,789,998 $(13,176,567) $— $— $132,613,431 $232,628
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2026.
Transfer agent fees on Class R6 shares of Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until
April 30, 2026.
4. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2025, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $286,144,349 $(46,333,619) $— $— $239,810,730 239,810,730 $431,357
Total Affiliated Securities ... $— $286,144,349 $(46,333,619) $— $— $239,810,730 $431,357
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International Value
Fund
a
Projected benefit obligation at June 30, 2025 ..................... $185,376 $813,218 $106,576
b
Increase (decrease) in projected benefit obligation ................. $17,141 $49,373 $4,422
Benefit payments made to retired trustees ........................ $(8,550) $(24,264) $(2,333)
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at June 30, 2025 ..................... $234,747 $734,491
b
Increase (decrease) in projected benefit obligation ................. $14,220 $39,502
Benefit payments made to retired trustees ........................ $(7,056) $(19,040)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 64,452,268
Long term ............................................................... 78,289,813 444,454,126
Total capital loss carryforwards .............................................. $78,289,813 $508,906,394
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
a a a a
Cost of investments ........................................ $2,336,360,920 $7,343,023,656 $861,905,593
Unrealized appreciation ...................................... $1,030,935,905 $2,248,030,634 $240,722,670
Unrealized depreciation ...................................... (54,482,262) (312,225,421) (45,109,067)
Net unrealized appreciation (depreciation) ........................ $976,453,643 $1,935,805,213 $195,613,603
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a
Cost of investments ......................................................... $2,322,142,770 $5,523,638,900
Unrealized appreciation ....................................................... $479,057,702 $1,805,731,419
Unrealized depreciation ....................................................... (165,511,406) (240,039,696)
Net unrealized appreciation (depreciation) ......................................... $313,546,296 $1,565,691,723
4. Independent Trustees' Retirement Plan
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, derivative financial instruments and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2025, were as follows:
7. Credit Risk and Defaulted Securities
At June 30, 2025, Franklin Mutual Quest Fund had 16.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At June 30, 2025, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $1,960,199, representing less than 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At June 30, 2025, Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Value
Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Purchases ............................................... $763,894,190 $1,981,708,813 $234,507,076
Sales ................................................... $898,367,755 $2,636,070,920 $166,279,788
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ................................................................ $477,764,828 $1,670,639,016
Sales .................................................................... $640,191,580 $2,098,148,885
5. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies)
to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 44,836,019
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 36,257,881
Total Restricted Securities (Value is 3.1% of Net Assets) ............... $14,021,182 $81,093,900
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 47,431,634
Total Restricted Securities (Value is 0.7% of Net Assets) ............... $18,342,152 $47,431,634
8. Concentration of Risk
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 13,541,283 Unrealized depreciation on OTC
forward exchange contracts
$ 41,697,065
Total .................... $13,541,283 $41,697,065
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,778,584 Unrealized depreciation on OTC
forward exchange contracts
8,742,637
Total .................... $2,778,584 $8,742,637
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
4,750,905 Unrealized depreciation on OTC
forward exchange contracts
17,987,729
Total .................... $4,750,905 $17,987,729
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(21,618,301) Futures contracts $(5,581,208)
Forward exchange contracts 3,906,341 Forward exchange contracts (50,130,476)
Total ....................... $(17,711,960) $(55,711,684)
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts (923,589) Futures contracts (275,551)
Forward exchange contracts 4,116,414 Forward exchange contracts (9,975,819)
Total ....................... $3,192,825 $(10,251,370)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2025, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
See Note 1(d) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2025, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(1,174,492) Futures contracts $(454,302)
Forward exchange contracts 2,157,525 Forward exchange contracts (14,518,422)
Total ....................... $983,033 $(14,972,724)
Franklin Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Futures contracts ..................................... $ 157,209,174 $ 7,803,429 $ 13,450,996
Forwards exchange contracts ............................ 734,995,427 118,610,637 205,237,847
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 55,505,900 $ — $ — $ — $ (10,669,881) $ 44,836,019 106,532 $ —
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2025, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates
Interest
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 8%,
4/01/30 ..........  $101,849,438  $4,331,482
a
 $—  $—  $1,992,530  $108,173,450 122,461,386  $4,761,370
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 10%,
4/01/30 .......... 30,350,971 1,560,120
a
— — 893,311 32,804,402 31,710,957 1,526,420
Total Affiliated Securities
(Value is 7.0% of Net
Assets) .......... $187,706,309 $5,891,602 $— $— $(7,784,040) $185,813,871 $6,287,790
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 62,631,093 $ — $ — $ 62,631,093
Banks ............................... 158,432,626 225,458,453 — 383,891,079
Beverages ........................... — 112,099,744 — 112,099,744
Building Products ...................... 135,666,355 — — 135,666,355
Capital Markets ........................ 146,578,127 — — 146,578,127
Consumer Staples Distribution & Retail ...... 33,627,713 — — 33,627,713
Energy Equipment & Services ............. 49,381,124 — — 49,381,124
Financial Services ...................... 34,153,868 — — 34,153,868
Health Care Equipment & Supplies ......... 180,061,642 — — 180,061,642
Health Care Providers & Services .......... 58,216,032 — — 58,216,032
Household Products .................... — 121,683,891 — 121,683,891
Insurance ............................ 270,467,958 — — 270,467,958
Interactive Media & Services .............. 144,757,132 — — 144,757,132
Life Sciences Tools & Services ............ 83,013,069 — — 83,013,069
Machinery ............................ 141,012,013 — — 141,012,013
Media ............................... 76,197,687 — — 76,197,687
Metals & Mining ....................... 111,658,938 — — 111,658,938
Oil, Gas & Consumable Fuels ............. 65,121,667 66,485,672 — 131,607,339
Pharmaceuticals ....................... 163,301,311 224,058,844 — 387,360,155
Retail REITs .......................... 99,538,759 — — 99,538,759
Semiconductors & Semiconductor Equipment . 75,059,399 — — 75,059,399
Software ............................. 67,767,500 — — 67,767,500
Specialty Retail ........................ 92,852,914 — — 92,852,914
Textiles, Apparel & Luxury Goods .......... — 123,802,771 — 123,802,771
Trading Companies & Distributors .......... 137,856,436 — — 137,856,436
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 51,871,825 — — 51,871,825
Total Investments in Securities ........... $2,439,225,188 $873,589,375
b
$— $3,312,814,563
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 199,387,979 — 199,387,979
Automobile Components ................. 147,088,596 155,383,986 — 302,472,582
Automobiles .......................... — 132,666,984 — 132,666,984
Banks ............................... 460,770,130 425,665,046 — 886,435,176
Beverages ........................... — 169,929,282 — 169,929,282
Building Products ...................... 140,344,899 — — 140,344,899
Capital Markets ........................ 146,487,891 181,741,853 — 328,229,744
Consumer Finance ..................... 159,835,950 — — 159,835,950
Consumer Staples Distribution & Retail ...... — 173,377,404 — 173,377,404
Containers & Packaging ................. 142,509,075 — — 142,509,075
Diversified Telecommunication Services ..... — 92,943,606 — 92,943,606
Electrical Equipment .................... — 169,220,979 — 169,220,979
Energy Equipment & Services ............. 152,725,368 — — 152,725,368
Entertainment ......................... 147,259,891 — — 147,259,891
Financial Services ...................... 345,607,237 — — 345,607,237
Food Products ........................ 210,456,518 127,184,884 — 337,641,402
Health Care Equipment & Supplies ......... 316,362,876 — — 316,362,876
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 345,512,744 $ 168,514,461 $ — $ 514,027,205
Household Products .................... — 171,163,104 — 171,163,104
Industrial Conglomerates ................ — 95,646,544 — 95,646,544
Insurance ............................ — 201,377,948 — 201,377,948
Interactive Media & Services .............. 168,068,613 154,089,716 — 322,158,329
IT Services ........................... — 143,919,056 — 143,919,056
Media ............................... 236,138,059 — — 236,138,059
Metals & Mining ....................... — 142,372,913 — 142,372,913
Multi-Utilities .......................... — 110,757,823 — 110,757,823
Oil, Gas & Consumable Fuels ............. 43,326,723 338,015,137 — 381,341,860
Personal Care Products ................. 87,754,739 — — 87,754,739
Pharmaceuticals ....................... 372,039,629 439,284,281 — 811,323,910
Semiconductors & Semiconductor Equipment . — 139,624,727 — 139,624,727
Software ............................. 132,073,094 — — 132,073,094
Specialized REITs ...................... 158,721,093 — — 158,721,093
Technology Hardware, Storage & Peripherals . — 177,871,434 — 177,871,434
Textiles, Apparel & Luxury Goods .......... — 253,797,489 — 253,797,489
Tobacco ............................. — 138,211,872 — 138,211,872
Trading Companies & Distributors .......... 344,091,533 — — 344,091,533
Corporate Bonds ........................ — 22,407,000 — 22,407,000
Senior Floating Rate Interests ............... — 218,314,671 — 218,314,671
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 272,303,709 34,636,105 — 306,939,814
Total Investments in Securities ........... $4,529,478,367 $4,777,506,284
c
$— $9,306,984,651
Other Financial Instruments:
Forward Exchange Contracts ............... $— $13,541,283 $— $13,541,283
Total Other Financial Instruments ......... $— $13,541,283 $— $13,541,283
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $41,697,065 $— $41,697,065
Total Other Financial Instruments ......... $— $41,697,065 $— $41,697,065
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 52,556,412 — 52,556,412
Air Freight & Logistics ................... — 10,176,936 — 10,176,936
Automobile Components ................. — 19,353,526 — 19,353,526
Automobiles .......................... — 14,870,245 — 14,870,245
Banks ............................... — 125,367,564 — 125,367,564
Beverages ........................... — 55,938,122 — 55,938,122
Capital Markets ........................ — 92,812,924 — 92,812,924
Chemicals ........................... — 10,299,797 — 10,299,797
Consumer Staples Distribution & Retail ...... — 38,205,223 — 38,205,223
Diversified Telecommunication Services ..... 15,771,841 30,326,393 — 46,098,234
Electrical Equipment .................... — 17,240,218 — 17,240,218
Electronic Equipment, Instruments &
Components ........................ — 12,882,036 — 12,882,036
Energy Equipment & Services ............. 19,529,336 — — 19,529,336
Food Products ........................ 15,198,750 — — 15,198,750
Health Care Equipment & Supplies ......... — 13,666,011 — 13,666,011
Household Durables .................... — 12,465,544 — 12,465,544
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Household Products .................... $ — $ 13,259,082 $ — $ 13,259,082
Insurance ............................ — 70,655,465 — 70,655,465
Interactive Media & Services .............. — 16,523,676 — 16,523,676
IT Services ........................... — 21,582,636 — 21,582,636
Machinery ............................ 15,954,175 — — 15,954,175
Metals & Mining ....................... — 31,981,270 — 31,981,270
Multi-Utilities .......................... — 18,823,800 — 18,823,800
Oil, Gas & Consumable Fuels ............. — 48,570,660 — 48,570,660
Paper & Forest Products ................. — 16,857,251 — 16,857,251
Pharmaceuticals ....................... — 91,796,755 — 91,796,755
Professional Services ................... — 18,661,464 — 18,661,464
Semiconductors & Semiconductor Equipment . — 15,393,612 — 15,393,612
Technology Hardware, Storage & Peripherals . — 15,895,594 — 15,895,594
Textiles, Apparel & Luxury Goods .......... — 32,129,938 — 32,129,938
Trading Companies & Distributors .......... 25,392,276 — — 25,392,276
Short Term Investments ................... 46,289,433 4,454,482 — 50,743,915
Total Investments in Securities ........... $138,135,811 $922,746,636
d
$— $1,060,882,447
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $— $3,363,251
e
$— $3,363,251
Total Other Financial Instruments ......... $— $3,363,251 $— $3,363,251
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 16,792,121 — 16,792,121
Automobile Components ................. 61,697,655 34,955,969 — 96,653,624
Banks ............................... 96,405,888 54,032,362 — 150,438,250
Beverages ........................... — 40,012,715 — 40,012,715
Building Products ...................... 37,843,329 — — 37,843,329
Capital Markets ........................ — 35,716,762 — 35,716,762
Chemicals ........................... 62,832,087 — — 62,832,087
Communications Equipment .............. 36,730,119 — 44,836,019 81,566,138
Construction & Engineering ............... 33,452,633 — — 33,452,633
Consumer Staples Distribution & Retail ...... 33,306,770 — — 33,306,770
Containers & Packaging ................. 23,117,536 — — 23,117,536
Distributors ........................... 15,189,832 — — 15,189,832
Diversified Telecommunication Services ..... 10,170,815 16,218,945 36,257,881 62,647,641
Electric Utilities ........................ 94,002,028 — — 94,002,028
Energy Equipment & Services ............. 65,851,282 — — 65,851,282
Entertainment ......................... 36,615,317 — — 36,615,317
Financial Services ...................... 67,200,547 — — 67,200,547
Food Products ........................ 63,348,747 35,977,966 — 99,326,713
Health Care Equipment & Supplies ......... 57,560,763 — — 57,560,763
Health Care Providers & Services .......... 39,795,275 26,936,279 — 66,731,554
Household Products .................... — 43,420,201 — 43,420,201
Industrial Conglomerates ................ — 16,664,703 — 16,664,703
Insurance ............................ 113,189,759 129,700,324 — 242,890,083
Interactive Media & Services .............. 32,618,058 — — 32,618,058
Media ............................... 43,590,007 — — 43,590,007
Metals & Mining ....................... — 43,387,618 — 43,387,618
Oil, Gas & Consumable Fuels ............. 55,906,744 37,057,789 — 92,964,533
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Pharmaceuticals ....................... $ 75,328,101 $ 40,837,413 $ — $ 116,165,514
Professional Services ................... 24,885,871 — — 24,885,871
Semiconductors & Semiconductor Equipment . — 18,209,350 — 18,209,350
Software ............................. 19,833,016 — — 19,833,016
Specialized REITs ...................... 22,474,861 — — 22,474,861
Specialty Retail ........................ 52,597,735 — — 52,597,735
Technology Hardware, Storage & Peripherals . — 42,844,737 — 42,844,737
Tobacco ............................. — 26,041,241 — 26,041,241
Trading Companies & Distributors .......... 66,698,625 — — 66,698,625
Wireless Telecommunication Services ....... 4,601,659 — — 4,601,659
Warrants ............................... 2,195,764 — — 2,195,764
Corporate Bonds ........................ — 69,967,990 — 69,967,990
Senior Floating Rate Interests ............... — 215,459,935 140,977,852 356,437,787
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 132,613,431 4,978,182 — 137,591,613
Total Investments in Securities ........... $1,481,654,254 $949,212,602
f
$222,071,752 $2,652,938,608
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,778,584 $— $2,778,584
Total Other Financial Instruments ......... $— $2,778,584 $— $2,778,584
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $— $11,285,489
g
$— $11,285,489
Forward Exchange Contracts ............... — 8,742,637 — 8,742,637
Total Other Financial Instruments ......... $— $20,028,126 $— $20,028,126
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 103,515,400 — — 103,515,400
Banks ............................... 586,528,065 144,361,174 — 730,889,239
Building Products ...................... 120,887,265 — — 120,887,265
Capital Markets ........................ 144,470,183 — — 144,470,183
Communications Equipment .............. 119,256,658 — — 119,256,658
Consumer Finance ..................... 116,859,494 — — 116,859,494
Consumer Staples Distribution & Retail ...... 236,560,926 — — 236,560,926
Containers & Packaging ................. 112,955,318 — — 112,955,318
Diversified Telecommunication Services ..... — — 47,431,634 47,431,634
Electric Utilities ........................ 253,949,413 — — 253,949,413
Electronic Equipment, Instruments &
Components ........................ 113,409,354 — — 113,409,354
Energy Equipment & Services ............. 111,477,876 — — 111,477,876
Entertainment ......................... 114,287,368 — — 114,287,368
Financial Services ...................... 473,430,154 — — 473,430,154
Food Products ........................ 72,802,080 — — 72,802,080
Health Care Equipment & Supplies ......... 345,551,323 — — 345,551,323
Health Care Providers & Services .......... 285,226,484 — — 285,226,484
Household Durables .................... 122,606,659 — — 122,606,659
Insurance ............................ 233,660,122 — — 233,660,122
Interactive Media & Services .............. 140,826,274 — — 140,826,274
Machinery ............................ 143,579,211 — — 143,579,211
Media ............................... 265,400,853 — — 265,400,853
Metals & Mining ....................... 140,167,023 — — 140,167,023
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 336,845,315 $ — $ — $ 336,845,315
Personal Care Products ................. 101,352,520 — — 101,352,520
Pharmaceuticals ....................... 238,117,489 119,030,318 — 357,147,807
Professional Services ................... 231,953,056 — — 231,953,056
Retail REITs .......................... 132,292,731 — — 132,292,731
Semiconductors & Semiconductor Equipment . 122,937,768 — — 122,937,768
Software ............................. 215,419,070 — — 215,419,070
Specialized REITs ...................... 129,433,511 — — 129,433,511
Specialty Retail ........................ 102,892,331 — — 102,892,331
Tobacco ............................. — 113,429,802 — 113,429,802
Trading Companies & Distributors .......... 273,541,973 — — 273,541,973
Corporate Bonds ........................ — 16,962,000 — 16,962,000
Senior Floating Rate Interests ............... — 169,415,662 — 169,415,662
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 239,810,730 9,932,860 — 249,743,590
Total Investments in Securities ........... $6,482,003,997 $573,131,816
h
$47,431,634 $7,102,567,447
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,750,905 $— $4,750,905
Total Other Financial Instruments ......... $— $4,750,905 $— $4,750,905
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 17,987,729 $ — $ 17,987,729
Total Other Financial Instruments ......... $— $17,987,729 $— $17,987,729
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $873,589,375, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,502,148,508, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $918,292,154, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $3,363,251, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $658,806,495, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $11,285,489, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $376,821,294, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 55,505,900 $ — $ — $ — $ — $ — $ — $ (10,669,881) $ 44,836,019 $ (10,669,881)
Diversified
Telecommunication
Services ........ 30,751,158 — — — — — — 5,506,723 36,257,881 5,506,723
Media ........... 26 — (35) — — — (169) 178 — —
Senior Floating Rate
Interests :
Communications
Equipment ....... 132,200,409 5,724,234 — — — 167,368 — 2,885,841 140,977,852 2,885,841
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $218,457,493 $5,724,234 $(35) $— $— $167,368 $(169) $(2,277,139) $222,071,752 $(2,277,317)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2025, are as follows:
14. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $44,836,019 Market comparables Discount for lack of marketability
5.8% Decrease
Estimated EBITDA $204.5 mil Increase
Estimated Revenue $754.1 mil Increase
EV / EBITDA multiple 8.3x Increase
EV / revenue multiple 1.8x Increase
Diversified Telecommunication Services 36,257,881 Market comparables Discount for lack of marketability
7.9% Decrease
Estimated EBITDA $893.1 mil Increase
EV / EBITDA multiple 4.9x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 140,977,852 Discounted cash flow Discount rate 9.5% - 11.0%
(10.7%)
Decrease
All Other Investments . . . . . . . . . —
c
Total . . . . . . . . . . . . . . . . . . . . . . . $222,071,752
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
14. Operating Segments
(continued)

Franklin Mutual Series Funds

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Semiannual Report
FRANKLIN MUTUAL SERIES FUNDS
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 28, 2025, unanimously approved the continuance of each Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuation of the investment management agreement for the Funds, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of each Fund and its shareholders.
In reaching their decision on the investment management agreement, the trustees took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished throughout the year included, among others, reports on each Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton (FT) complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Funds’ investment policies and restrictions. During the renewal process, the independent trustees
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Mutual Series Funds

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Semiannual Report
considered the investment manager’s methods of operation within the FT group and its activities on behalf of other clients.
The Board also reviewed and considered an annual report on payments made by FT or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address areas of evolving changes in domestic policy and continuing geopolitical concerns.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge
Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by
Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility.
Except as noted below, they concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.
The trustees reviewed the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the investment manager. As part of this review, particular attention was given to management’s diligent risk management program, including continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and expected to be held by each Fund and how such instruments are used to carry out each Fund’s investment goal(s). The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business.
The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment approach and its long-term relationship with each Fund as reasons that shareholders choose to invest, and remain invested, in the Funds. The trustees reviewed each Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that each Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of pre- designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any

Franklin Mutual Series Funds

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Semiannual Report
potential conflicts. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of each Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The
Board noted the extent of the benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-
day tasks. The Board also noted the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the services to be provided under each Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing each Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of each Fund and to provide quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2024. They considered the history of performance of each Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with each Fund’s portfolio managers to discuss performance and the management of such Fund. In addition to the materials provided by management in connection with the renewal process, the independent trustees requested throughout the year (and received) additional presentations from the investment manager and senior management of FT regarding the performance of the investment manager and the Funds. As part of these presentations, the investment manager and senior management of FT reviewed enhancements that have been made, and are being made, to the investment manager’s investment process.
Particular attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of each Fund (Class A shares) in comparison to other funds determined comparable by Lipper.
Franklin Mutual Shares Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional multi-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one- and three-year periods ended December 31, 2024 and had annualized total returns for the five- and 10-year periods in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three-, five- and 10-year periods ended December 31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection.
In addition, as part of these discussions, management shared changes and enhancements to the provision of services to

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Semiannual Report
the Fund that are being evaluated. While disappointed with the Fund’s relative underperformance, based on management’s willingness to take appropriate measures to address Fund performance issues and management’s responsiveness to the
Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Mutual Global Discovery Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2024, had annualized total returns for the three-year period in the second-best performing quintile, and had annualized total returns for the five- and 10-year period in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, five-, and 10-year periods ended December 31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection. In addition, as part of these discussions, management shared changes and enhancements to the provision of services to the Fund that are being evaluated. While disappointed with the Fund’s relative underperformance, based on management’s willingness to take appropriate measures to address Fund performance issues and management’s responsiveness to the Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Mutual International Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional international multi-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2024, had annualized total returns for the three-year period in the best performing quintile, and had annualized total returns for the five- and 10-year periods in the second-best performing quintile. The Board was satisfied with such comparative performance. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed well in comparison to its various benchmarks and in the context of the Fund’s goals.
Franklin Mutual Quest Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional flexible portfolio funds. The Fund had total returns in the middle performing quintile for the one-year period ended December
31, 2024, had annualized total returns for the three-year period in the second-best performing quintile, had annualized total returns for the five-year period in the second-lowest performing quintile and had annualized total returns for the 10-
year period in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the five- and 10-year periods ended December
31, 2024. In addition, as part of these discussions, management shared changes and enhancements to the provision of services to the Fund that are being evaluated. The Board was encouraged by the improved performance for the one- and three-year periods, but noted that such relative improvement would not have a significant impact on the relative performance for the three-, five-, and 10-year periods ended December 31, 2024. Based on the more recent relative performance, the
Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Mutual Beacon Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global large-cap value funds. The Fund had total returns in the lowest performing quintile for the one-, three-, and five-year periods ended December 31, 2024 and had annualized total returns for the 10-year period in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three-, five-, and ten-year periods ended December 31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection.
In addition, as part of these discussions, management shared changes and enhancements to the provision of services to

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Semiannual Report
the Fund that are being evaluated. While disappointed with the Fund’s relative underperformance, based on management’s willingness to take appropriate measures to address Fund performance issues and management’s responsiveness to the
Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fees and other expenses charged to each Fund, the Board took into account various factors including investment performance and matters relating to each Fund’s operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of each Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.
However, the Board further noted that for the Franklin Mutual Global Discovery Fund, the Lipper expense group was not as meaningful of a comparison as in prior years due to (1) only having four other funds in the expense peer group, and (2) Lipper being unable to produce quintile rankings as a result of the small peer group. In addition, management indicated its belief that the members of the peer group were not representative of the Franklin Mutual Global Discovery Fund’s strategy or investment team resourcing.
In reviewing comparative costs, emphasis was given to each Fund’s contractual management fees in comparison to the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison to those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for each Fund’s Class A shares.
Franklin Mutual Shares Fund. The Fund’s contractual management fee rate was in the most expensive quintile of its Lipper expense group and its total expenses were in the second-most expensive quintile of such group. However, the Board noted
that the Fund’s total expense ratio was 5.7 basis points above the median of the Lipper expense group and the Fund’s total expense ratio was below the Lipper expense universe median. The Board took into account Lipper’s position that when an equity fund’s total expense ratio is within 8 basis points of median, it considers that within Lipper’s tolerance range and does not necessitate a deeper review of expense factors. The Board found such comparative fees and expenses to be acceptable in view of these additional considerations and factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual Global Discovery Fund. As there were only five funds in the Fund’s expense peer group, Lipper was not able to assign a quintile rank for results set forth in the Lipper Section 15(c) Report. However, Fund was had the most expensive contractual management fees and total expenses of the limited expense peer group. However, the Board noted
that, when compared to the 33 funds in the expense universe, the Fund was in the middle quintile of actual total expenses and the Fund’s total expense ratio was only 2.2 basis points above the expense universe median. The Board took into account
Lipper’s position that when an equity fund’s total expense ratio is within 8 basis points of median, it considers that within
Lipper’s tolerance range and does not necessitate a deeper review of expense factors. The Board found such comparative fees and expenses to be acceptable in view of these additional considerations and factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual International Value Fund. The Fund’s contractual management fee rate was in the middle quintile of its
Lipper expense group and its total expenses were also in the middle expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

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Semiannual Report
Franklin Mutual Quest Fund. The Fund’s contractual management fee rate was in the middle quintile of its Lipper expense group and its total expenses were in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Beacon Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall
U.S. fund business, as well as profitability to each Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund during the 12-month period ended September 30, 2024, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by the investment manager to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of each Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses;
shareholder servicing profitability; economies of scale; and the relative contribution of each Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated
its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the investment manager but, over the long run, is expected to result in greater efficiencies. The Board also took into account management’s expenditures in improving shareholder services provided to each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from the Funds’ operations, including those derived from economies of scale, discussed below, the allocation of each
Fund’s brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted
that benefits of economies of scale will be shared with each Fund’s shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by such Fund.
The trustees noted that breakpoints had been instituted as part of each Fund’s investment management fees and that the
Board regularly evaluates whether additional breakpoints are appropriate. For the Franklin Mutual Shares Fund and the
Franklin Mutual Global Discovery Fund, the trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. For Franklin Mutual Beacon Fund, the Franklin Mutual Quest Fund and the Franklin Mutual International Value

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Semiannual Report
Fund, the trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fees and expense ratio of each Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with each Fund and its shareholders.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Fund’s investment management agreement for an additional one-year period.

MS-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Mutual Series Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025